UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM

BlackRock Short Obligations Fund
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2023
2023
BlackRock Annual Report to Shareholders
4
BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2023, the Fund’s Class K Shares outperformed the benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index, while the Fund’s
Institutional Shares performed in line. For the same period, the Fund’s Investor A shares underperformed the benchmark.
What factors influenced performance?
The Fund’s below benchmark stance with respect to overall portfolio duration and corresponding interest rate sensitivity proved additive to performance as the Fed moved to aggressively raise its benchmark overnight lending rate. In addition, security selection aided relative return, most notably exposure to corporate credit and an allocation to floating rate instruments with payments tied to the Secured Overnight Financing Rate (“SOFR”).
Investor outflows from the Fund in a rising interest rate environment weighed on performance relative to the benchmark. The Fund’s positioning along the yield curve also detracted from relative performance.
The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund sought to capture higher reinvestment rates by concentrating purchases in short-term commercial paper, which experienced steady increases in yield, and by selectively adding duration with both fixed and floating rate investment grade corporate purchases at attractive yields.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the view that the Fed is likely near the end of its hiking cycle, with an extended duration stance and decreased exposure to floating rate instruments. The Fund ended the period with a 47% allocation to floaters, with 34% allocated to SOFR-linked instruments which reset daily and provide attractive income following the Fed’s interest rate hikes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)

Fund Summary
BlackRock Short Obligations Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional, Class K and Investor A Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(c)
An unmanaged index that tracks 6-month U.S. Treasury securities. On March 1, 2021 the Fund began to track the 4pm pricing variant of ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”).
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Institutional ................................................... 5.35% 5.23% 3.96% 1.76% 1.34%
Investor A .................................................... 5.12 5.00 3.73 1.52 1.08
Class K ..................................................... 5.42 5.28 4.04 1.81 1.40
ICE BofA 6-Month U.S. Treasury Bill Index ............................ — — 3.95 1.72 1.16
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
6
BlackRock Short Obligations Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,022.50 $ 1.40 $ 1,000.00 $ 1,023.41 $ 1.40 0.28%
Investor A ................................ 1,000.00 1,021.40 2.51 1,000.00 1,022.32 2.51 0.50
Class K .................................. 1,000.00 1,022.90 1.00 1,000.00 1,023.80 1.00 0.20
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Corporate Bonds .................................... 58.0%
Commercial Paper ................................... 18.9
Certificates of Deposit ................................. 8.5
Repurchase Agreements ............................... 7.8
Asset-Backed Securities ............................... 5.2
Municipal Bonds .................................... 1.2
Foreign Agency Obligations ............................. 0.2
Money Market Funds ................................. 0.0
(a)
Other Assets Less Liabilities ............................ 0.2
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 4.9%
8-14 days ......................................... 2.0
15-30 days ........................................ 7.5
31-60 days ........................................ 7.2
61-90 days ........................................ 5.4
91-120 days ....................................... 9.3
121-150 days ...................................... 0.9
>150 days ........................................ 62.8
(a)
Represents less than 0.1% of the Fund's net assets.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of  0.25 % per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are genera lly available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
July 31, 2023
BlackRock Short Obligations Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 . USD 5,000 $ 4,974,978
BMW Vehicle Lease Trust, Series 2023-1,
Class A2, 5.27%, 02/25/25 .......... 1,443 1,440,047
BMW Vehicle Owner Trust, Series 2022-A,
Class A2A, 2.52%, 12/26/24 ......... 1,847 1,836,253
Carmax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 3,509 3,500,013
Series 2023-1, Class A2A, 5.23%, 01/15/26 4,800 4,783,461
Series 2023-2, Class A2B, (SOFR 30 day
Average + 0.85%), 5.92%, 06/15/26
(a)
. 4,295 4,307,180
Series 2023-3, Class A2B, (SOFR 30 day
Average + 0.60%), 5.67%, 11/16/26
(a)
. 2,707 2,708,571
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ............... 4,700 4,579,760
CNH Equipment Trust, Series 2023-A, Class
A2, 5.34%, 09/15/26 .............. 2,132 2,122,673
Ford Credit Auto Lease Trust, Series 2023-A,
Class A2A, 5.19%, 06/15/25 ......... 1,039 1,036,361
Ford Credit Auto Owner Trust
Series 2022-A, Class A2, 0.73%, 09/15/24 173 173,137
Series 2022-B, Class A2A, 3.44%, 02/15/25 1,586 1,577,165
Honda Auto Receivables Owner Trust, Series
2023-2, Class A2, 5.41%, 04/15/26 ..... 3,800 3,789,669
Hyundai Auto Lease Securitization Trust
(b)
Series 2022-B, Class A2A, 2.75%, 10/15/24 2,969 2,954,925
Series 2022-C, Class A2A, 4.34%, 01/15/25 601 597,430
Series 2023-A, Class A2A, 5.20%, 04/15/25 2,538 2,528,737
Series 2023-B, Class A2A, 5.47%, 09/15/25 1,794 1,785,501
Series 2023-B, Class A2B, (SOFR 30 day
Average + 0.75%), 5.82%, 09/15/25
(a)
. 1,939 1,939,818
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 ......... 7,272 7,238,486
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 2,903 2,886,888
Series 2023-A, Class A2B, (SOFR 30 day
Average + 0.65%), 5.72%, 02/17/26
(a)
. 5,637 5,645,636
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A2A, 2.35%, 01/15/25 1,497 1,486,861
Series 2023-B, Class A2A, 5.28%, 05/15/26 3,260 3,247,569
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 5.59%,
05/15/26
(a)
................... 3,102 3,103,731
Total Asset-Backed Securities — 5.2%
(Cost: $70,540,810) .............................. 70,244,850
Corporate Bonds
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 .. 2,220 2,215,541
RTX Corp., 5.00%, 02/27/26 .......... 1,595 1,593,601
3,809,142
Automobiles — 4.5%
(b)
BMW US Capital LLC
0.80%, 04/01/24 ................. 2,680 2,593,609
(SOFR Index + 0.53%), 5.86%, 04/01/24
(a)
15,615 15,630,225
(SOFR Index + 0.38%), 5.74%, 08/12/24
(a)
17,735 17,746,474
Mercedes-Benz Finance North America LLC
0.75%, 03/01/24 ................. 16,690 16,170,619
5.38%, 08/01/25 ................. 3,330 3,328,835
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.95%), 6.30%, 06/07/24
(a)
5,140 5,162,385
60,632,147
Security
Par (000)
Par (000) Value
Banks — 14.4%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ USD 3,245 $ 3,229,907
Banco Santander SA
3.89%, 05/24/24 ................. 6,800 6,687,397
5.77%, 06/30/24
(a)
................ 6,800 6,779,632
Bank of America Corp., (1-day SOFR + 0.41%),
5.76%, 06/14/24
(a)
............... 15,915 15,895,425
Banque Federative du Credit Mutuel SA,
4.94%, 01/26/26
(b)
............... 4,800 4,706,351
Citigroup, Inc., (1-day SOFR + 1.37%), 4.14%,
05/24/25
(a)
.................... 2,025 1,999,160
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 5,990,492
HSBC Holdings plc, 1.16%, 11/22/24
(a)
.... 3,785 3,720,461
JPMorgan Chase & Co., (1-day SOFR +
0.98%), 3.85%, 06/14/25
(a)
.......... 6,600 6,476,061
KeyBank NA
(SOFR Index + 0.32%), 5.66%, 06/14/24
(a)
14,355 14,043,406
(SOFR Index + 0.32%), 5.66%, 06/14/24
(a)
6,000 5,887,500
4.15%, 08/08/25 ................. 2,050 1,961,845
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79%,
07/18/25 .................... 9,410 9,303,013
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06%,
09/12/25 .................... 5,895 5,832,358
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72%,
02/20/26 .................... 3,600 3,588,416
National Australia Bank Ltd., 5.20%, 05/13/25 3,140 3,133,843
Nordea Bank Abp
(b)
3.60%, 06/06/25 ................. 4,425 4,257,403
4.75%, 09/22/25 ................. 6,100 5,990,853
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
5,450 5,422,980
Societe Generale SA, 4.35%, 06/13/25
(b)
... 5,000 4,858,804
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24 ................. 3,380 3,296,805
5.46%, 01/13/26 ................. 4,800 4,793,217
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80%, 09/16/24 ................. 8,000 7,558,535
(1-day SOFR + 0.44%), 5.78%, 09/16/24
(a)
10,000 9,971,739
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,369,362
Swedbank AB, 0.60%, 09/25/23
(b)
....... 4,000 3,967,560
Truist Bank, (1-day SOFR + 0.20%), 5.52%,
01/17/24
(a)
.................... 20,000 19,869,200
Westpac Banking Corp.
5.35%, 10/18/24 ................. 5,500 5,487,373
1.02%, 11/18/24 ................. 2,395 2,263,738
(1-day SOFR + 0.30%), 5.65%, 11/18/24
(a)
8,985 8,964,458
192,307,294
Broadline Retail — 0.4%
eBay, Inc., 5.90%, 11/22/25 ........... 5,500 5,574,662
Capital Markets — 7.3%
Bank of New York Mellon Corp. (The), (1-day
SOFR + 0.57%), 3.43%, 06/13/25
(a)
.... 6,600 6,458,890
Credit Suisse AG
0.50%, 02/02/24 ................. 2,670 2,592,547
(SOFR Index + 0.39%), 5.77%, 02/02/24
(a)
15,000 14,947,613
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 9,000 8,873,204
Series E, (1-day SOFR + 0.50%), 5.87%,
11/08/23
(a)
................... 13,175 13,146,911
4.16%, 05/13/25 ................. 3,900 3,796,779

Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), 1.22%,
12/06/23 ..................... USD 4,000 $ 3,933,692
Morgan Stanley
(a)
5.84%, 11/10/23 ................. 15,000 14,992,958
(1-day SOFR + 0.46%), 5.77%, 01/25/24 8,000 7,996,888
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
.................... 1,230 1,228,722
UBS AG
(b)
(1-day SOFR + 0.36%), 5.73%, 02/09/24
(a)
5,000 4,994,165
0.70%, 08/09/24 ................. 3,680 3,496,928
(1-day SOFR + 0.45%), 5.82%, 08/09/24
(a)
6,775 6,760,163
1.38%, 01/13/25 ................. 4,430 4,163,379
97,382,839
Chemicals — 0.4%
Ecolab, Inc., 0.90%, 12/15/23 ......... 2,695 2,647,108
Sherwin-Williams Co. (The), 4.05%, 08/08/24 2,775 2,728,142
5,375,250
Consumer Finance — 3.8%
American Express Co., 3.38%, 05/03/24 ... 2,695 2,648,596
American Honda Finance Corp.
(3-mo. LIBOR USD + 0.42%), 5.93%,
09/08/23
(a)
................... 5,790 5,792,069
0.75%, 08/09/24 ................. 2,040 1,943,690
Capital One Financial Corp., (1-day SOFR +
1.37%), 4.17%, 05/09/25
(a)
.......... 6,800 6,652,593
Caterpillar Financial Services Corp.
0.60%, 09/13/24 ................. 6,730 6,378,304
(1-day SOFR + 0.27%), 5.62%, 09/13/24
(a)
12,325 12,320,240
John Deere Capital Corp., 3.40%, 06/06/25 . 4,310 4,176,908
PACCAR Financial Corp., 3.15%, 06/13/24 . 2,955 2,895,413
Toyota Motor Credit Corp.
(1-day SOFR + 0.62%), 5.93%, 06/13/24
(a)
3,635 3,641,870
4.40%, 09/20/24 ................. 5,000 4,943,371
51,393,054
Consumer Staples Distribution & Retail — 0.5%
Walmart, Inc., 3.90%, 09/09/25 ........ 7,000 6,870,436
Diversified Telecommunication Services — 2.1%
Bell Telephone Co. of Canada, Series US-3,
0.75%, 03/17/24 ................ 8,000 7,743,935
Verizon Communications, Inc.
0.75%, 03/22/24 ................. 3,325 3,217,608
(SOFR Index + 0.50%), 5.83%, 03/22/24
(a)
16,955 16,963,674
27,925,217
Electric Utilities — 3.5%
Eversource Energy, Series T, (SOFR Index +
0.25%), 5.62%, 08/15/23
(a)
.......... 19,015 19,000,549
Florida Power & Light Co.
(SOFR Index + 0.38%), 5.69%, 01/12/24
(a)
2,505 2,505,000
4.45%, 05/15/26 ................. 1,915 1,896,918
NextEra Energy Capital Holdings, Inc.
(SOFR Index + 0.40%), 5.77%, 11/03/23
(a)
20,000 19,996,133
6.05%, 03/01/25 ................. 915 921,636
Wisconsin Public Service Corp., 5.35%,
11/10/25 ..................... 2,720 2,729,895
47,050,131
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.75%, 03/30/26 ....... 750 743,635
Financial Services — 2.6%
LSEGA Financing plc, 0.65%, 04/06/24
(b)
.. 3,120 3,007,957
National Rural Utilities Cooperative Finance
Corp., Series D, (1-day SOFR + 0.33%),
5.65%, 10/18/24
(a)
............... 5,000 4,984,316
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationwide Building Society, 0.55%, 01/22/24
(b)
USD 1,520 $ 1,482,103
NTT Finance Corp.
(b)
0.58%, 03/01/24 ................. 6,005 5,824,104
4.14%, 07/26/24 ................. 1,120 1,102,779
Siemens Financieringsmaatschappij NV, (1-day
SOFR + 0.43%), 5.78%, 03/11/24
(a)(b)
... 18,980 19,007,521
35,408,780
Food Products — 2.6%
Cargill, Inc., 4.88%, 10/10/25
(b)
......... 5,185 5,157,426
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,338,672
Nestle Holdings, Inc.
(b)
0.61%, 09/14/24 ................. 15,000 14,237,686
4.00%, 09/12/25 ................. 6,200 6,090,765
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,412,672
35,237,221
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.
0.55%, 05/15/24 ................. 8,030 7,722,073
5.00%, 10/15/24 ................. 6,000 5,987,460
13,709,533
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., (SOFR Index + 0.42%),
5.79%, 02/14/24
(a)
............... 3,490 3,490,163
Insurance — 5.2%
(b)
Brighthouse Financial Global Funding, 1.20%,
12/15/23 ..................... 5,000 4,915,975
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,181,430
Metropolitan Life Global Funding I, (1-day
SOFR + 0.32%), 5.64%, 01/07/24
(a)
.... 20,000 19,994,284
New York Life Global Funding
3.15%, 06/06/24 ................. 3,360 3,286,012
(SOFR Index + 0.43%), 5.78%, 06/06/24
(a)
3,655 3,655,405
(1-day SOFR + 0.70%), 5.79%, 06/13/25
(a)
3,700 3,709,879
3.60%, 08/05/25 ................. 6,200 5,992,795
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ..................... 6,400 6,213,479
Pacific Life Global Funding II, (SOFR Index +
0.86%), 6.19%, 06/16/25
(a)
.......... 3,515 3,519,394
Principal Life Global Funding II
0.75%, 08/23/24 ................. 705 668,858
(1-day SOFR + 0.38%), 5.74%, 08/23/24
(a)
680 678,826
Protective Life Global Funding
0.63%, 10/13/23 ................. 5,670 5,609,300
0.47%, 01/12/24 ................. 10,000 9,758,366
70,184,003
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc., (SOFR Index +
0.53%), 5.85%, 10/18/24
(a)
.......... 7,495 7,495,000
Machinery — 0.2%
Daimler Truck Finance North America LLC,
5.20%, 01/17/25
(b)
............... 2,545 2,528,933
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ....... 1,000 1,005,219
Multi-Utilities — 2.8%
Dominion Energy, Inc., Series D, (3-mo. LIBOR
USD + 0.53%), 6.08%, 09/15/23
(a)
..... 34,725 34,726,660
WEC Energy Group, Inc., 5.00%, 09/27/25 . 2,560 2,543,442
37,270,102
Oil, Gas & Consumable Fuels — 2.2%
Enbridge, Inc.
0.55%, 10/04/23 ................. 1,890 1,872,545

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(SOFR Index + 0.63%), 6.00%, 02/16/24
(a)
USD 5,520 $ 5,522,446
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,686,065
29,081,056
Pharmaceuticals — 1.0%
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ..................... 7,600 7,534,947
Roche Holdings, Inc., (1-day SOFR + 0.24%),
5.59%, 03/05/24
(a)(b)
.............. 5,370 5,368,598
12,903,545
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., (1-day SOFR + 0.25%),
5.58%, 10/01/24
(a)
............... 7,055 7,048,778
NVIDIA Corp., 0.58%, 06/14/24 ........ 4,000 3,833,940
10,882,718
Specialty Retail — 0.6%
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,910 1,874,679
Lowe's Cos., Inc.
4.40%, 09/08/25 ................. 4,150 4,072,687
4.80%, 04/01/26 ................. 1,760 1,747,285
7,694,651
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ..................... 3,600 3,603,086
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%,
11/15/24 ..................... 5,000 4,983,598
Total Corporate Bonds — 58.0%
(Cost: $784,973,254) ............................. 774,541,415
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc., 4.50%
,
02/13/26
(b)
.... 2,523 2,493,194
Total Foreign Agency Obligations — 0.2%
(Cost: $2,517,980) .............................. 2,493,194
Municipal Bonds
Alabama — 0.1%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
0.45%, 09/01/23 ................. 2,255 2,245,836
Arizona — 0.2%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates ,
Series 2021-MIZ9060TX, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
5.72%, 08/01/23
(b)(c)(d)
.............. 3,108 3,108,169
Florida — 0.1%
County of Miami-Dade , Series 2021A, RB,
0.71%, 10/01/23 ................. 1,000 991,425
Illinois — 0.1%
State of Illinois , Series 2023A, GO,
5.25%, 05/01/25 ................. 1,485 1,472,471
Security
Par (000)
Par (000) Value
Other — 0.7%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9035, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
5.74%, 08/01/23
(b)(c)(d)
.............. USD 5,000 $ 5,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-BTMFT-003, RB,
VRDN (Barclays Bank plc LOC),
5.60%, 08/03/23 ............... 900 900,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 5.60%, 08/03/23 ........ 2,220 2,220,000
8,120,000
Total Municipal Bonds — 1.2%
(Cost: $15,968,169) .............................. 15,937,901
Total Long-Term Investments — 64.6%
(Cost: $874,000,213) ............................. 863,217,360
Short-Term Securities
Certificates of Deposit — 8.5%
Domestic — 0.3%
Wells Fargo Bank NA, (1-day SOFR + 0.50%),
5.80%, 01/22/24
(a)
................ 4,000 4,003,081
Yankee — 8.2%
(e)
Bank of Montreal, Chicago
5.40%, 10/13/23 ................. 5,000 4,997,135
5.41%, 05/17/24 ................. 7,600 7,564,758
Bank of Nova Scotia (The), Houston, (1-day
SOFR + 0.49%), 5.79%, 01/26/24
(a)
.... 8,000 8,003,926
Barclays Bank plc, New York, 5.55%, 02/07/24 4,600 4,590,373
BNP Paribas SA, New York, 5.82%, 02/01/24 4,800 4,801,408
Canadian Imperial Bank of Commerce, New
York
4.65%, 09/14/23 ................. 5,800 5,794,233
5.40%, 02/08/24 ................. 4,000 3,991,793
5.80%, 06/07/24 ................. 3,760 3,756,461
(1-day SOFR + 0.64%), 5.94%, 07/22/24
(a)
4,500 4,503,867
Cooperatieve Rabobank UA, New York,
5.18%, 02/01/24 ................. 5,000 4,987,061
Credit Suisse AG, New York, (SOFR Index +
0.54%), 5.85%, 01/19/24
(a)
.......... 3,000 3,001,435
Lloyds Bank Corporate Markets plc, New York,
5.24%, 10/12/23 ................. 5,000 4,994,963
Mizuho Bank Ltd., New York, 5.80%, 01/29/24 9,870 9,869,718
National Australia Bank Ltd., New York, (1-day
SOFR + 0.52%), 5.82%, 04/26/24
(a)
.... 3,970 3,970,859
Natixis SA, New York, 5.15%, 11/02/23 .... 2,000 1,996,846
Royal Bank of Canada, New York,
5.88%, 06/27/24 ................. 2,180 2,178,342
Svenska Handelsbanken AB, New York, (1-day
SOFR + 0.35%), 5.66%, 10/25/23
(a)
.... 3,158 3,159,058
Toronto-Dominion Bank, New York
4.35%, 09/13/23 ................. 6,100 6,091,074
(1-day SOFR + 0.50%), 5.81%, 01/29/24
(a)
5,000 5,002,170
5.52%, 02/22/24 ................. 4,000 3,993,357
Westpac Banking Corp., New York
4.22%, 09/06/23 ................. 6,200 6,191,933

Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.32%), 5.62%, 11/06/23
(a)
USD 6,200 $ 6,200,965
109,641,735
Total Certificates of Deposit — 8.5%
(Cost: $113,736,941) ............................. 113,644,816
Commercial Paper — 18.9%
American Electric Power Co., Inc.
(b)(f)
5.47%, 08/15/23 ................. 13,700 13,668,832
5.48%, 08/16/23 ................. 10,400 10,374,763
American Honda Finance Corp.
(f)
5.53%, 08/03/23 ................. 2,600 2,598,821
5.66%, 09/21/23 ................. 4,600 4,563,217
ANZ New Zealand Int'l Ltd., 5.37%
,
11/09/23
(f)
5,660 5,575,156
BASF SE, 5.57%
,
10/02/23
(b)(f)
.......... 17,500 17,333,798
Brookfield Renewable Partners LP, 5.81%
,
08/02/23
(b)(f)
..................... 9,718 9,715,052
CDP Financial, Inc., 5.35%
,
02/23/24
(b)(f)
... 7,000 6,774,761
Commonwealth Bank of Australia, (1-day SOFR
+ 0.50%), 5.80%
,
03/18/24
(a)
......... 3,700 3,701,095
DNB Bank ASA, 5.18%
,
08/18/23
(b)(f)
...... 12,540 12,506,970
E.ON SE, 5.54%
,
08/14/23
(b)(f)
.......... 919 917,049
Evergy Missouri West, Inc., 5.48%
,
08/01/23
(f)
23,000 22,996,512
Fidelity National Information Services, Inc.
(f)
5.54%, 08/03/23 ................. 6,325 6,322,122
5.52%, 08/14/23 ................. 6,750 6,735,668
5.54%, 08/16/23
(b)
................ 5,627 5,613,345
Fiserv, Inc., 5.47%
,
08/04/23
(f)
.......... 11,000 10,993,302
GlaxoSmithKline LLC, 5.32%
,
11/06/23
(b)(f)
.. 3,900 3,842,383
HSBC USA, Inc.
(f)
4.46%, 08/14/23 ................. 10,000 9,979,210
4.85%, 09/07/23 ................. 5,000 4,971,326
Macquarie Bank Ltd.
(f)
5.55%, 09/08/23 ................. 9,500 9,444,662
5.55%, 02/12/24 ................. 5,000 4,846,085
Mitsubishi HC Finance America LLC, 5.57%
,
08/14/23
(b)(f)
..................... 5,464 5,452,398
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
MUFG Bank Ltd., 5.80%
,
01/17/24
(f)
...... USD 3,500 $ 3,407,097
National Australia Bank Ltd., (1-day SOFR +
0.35%), 5.65%
,
10/25/23
(a)(b)
......... 11,800 11,803,052
Nutrien Financial US LLC
(f)
5.53%, 08/17/23
(b)
................ 4,053 4,042,525
5.52%, 08/21/23 ................. 10,650 10,615,831
Nutrien Ltd.
(b)(f)
5.51%, 08/11/23 ................. 1,345 1,342,740
5.53%, 08/17/23 ................. 5,000 4,987,014
Procter & Gamble Co. (The), 5.23%
,
10/24/23
(b)
(f)
............................ 1,788 1,766,111
Salisbury Receivables Co. LLC, 5.13%
,
08/02/23
(b)(f)
..................... 10,000 9,997,050
Union Electric Co., 5.44%
,
08/23/23
(f)
..... 11,700 11,659,119
VW Credit, Inc.
(f)
5.43%, 08/07/23 ................. 2,665 2,662,171
5.48%, 08/14/23 ................. 2,685 2,679,299
5.44%, 08/22/23 ................. 8,000 7,973,272
Total Commercial Paper — 18.9%
(Cost: $251,936,836) ............................. 251,861,808
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16%
(g)(h)
................. 135,471 135,471
Total Money Market Funds — 0.0%
(Cost: $135,471) ................................ 135,471
Total Repurchase Agreements — 7.8%
(Cost: $104,000,000) ............................. 104,000,000
Total Short-Term Securities — 35.2%
(Cost: $469,809,248) ............................. 469,642,095
Total Investments — 99.8%
(Cost: $1,343,809,461 ) ........................... 1,332,859,455
Other Assets Less Liabilities — 0.2% ................... 2,812,941
Net Assets — 100.0% ..............................
$ 1,335,672,396
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
12
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 242,996 $ — $ (107,525)
(a)
$ — $ — $ 135,471 135,471 $ 20,716 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
Schedule of Investments
13
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.64%
(a)
07/31/23 09/05/23 $ 12,250 $ 12,250 $ 12,319,090
U.S. Government
Sponsored Agency
Obligations, 9.07% to
10.23%, due 11/26/29
to 09/25/42 ....... $ 13,854,774 $ 14,700,001
5.82
(a)
07/31/23 10/05/23 2,000 2,000 2,021,340
Corporate/Debt
Obligation, 3.65%, due
10/25/59 ......... 3,163,844 2,400,001
$ – $ –
$ 14,250 $ 17,100,002
$ – $ –
BNP Paribas SA .... 5.67
(a)
07/31/23 11/04/23 8,250 8,250 8,374,740
Corporate/Debt
Obligations, 3.63% to
11.50%, due 12/15/24
to 11/15/31 ....... 9,460,681 9,454,674
$ – $ –
Citigroup Global Markets,
Inc. ........... 5.61
(a)
07/31/23 10/02/23 16,000 16,000 16,157,080
Corporate/Debt
Obligations, 5.42% to
6.39%, due 07/21/34 to
01/15/50 ......... 18,669,000 16,800,672
5.63
(a)
07/31/23 11/01/23 6,000 6,000 6,087,265
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.47%, due 10/20/30 to
03/25/60 ......... 187,469,691 6,647,383
$ – $ –
$ 22,000 $ 23,448,055
$ – $ –
Goldman Sachs & Co.
LLC ........... 5.82
(a)
07/31/23 03/03/24 20,000 20,000 20,698,400
Corporate/Debt
Obligations, 0.65% to
9.55%, due 04/10/24 to
12/31/79 ......... 41,531,373 21,844,737
$ – $ –
Mizuho Securities USA
LLC ........... 5.77
(a)
07/31/23 09/05/23 3,500 3,500 3,520,195
U.S. Treasury
Obligation, 3.63%, due
05/15/53 ......... 3,807,100 3,570,089
5.87
(a)
07/31/23 10/31/23 19,000 19,000 19,285,021
Corporate/Debt
Obligation, 4.21%, due
11/15/27 ......... 21,124,000 20,330,500
$ – $ –
$ 22,500 $ 23,900,589
$ – $ –
Wells Fargo Securities
LLC ........... 5.70
(a)
07/31/23 11/04/23 17,000 17,000 17,258,400
Corporate/Debt
Obligations, 2.50% to
6.31%, due 08/15/36 to
07/12/52 ......... 24,535,412 18,190,000
$ – $ –
$ 104,000 $ 113,938,057
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Short Obligations Fund
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 70,244,850 $ — $ 70,244,850
Corporate Bonds ........................................ — 774,541,415 — 774,541,415
Foreign Agency Obligations ................................. — 2,493,194 — 2,493,194
Municipal Bonds ......................................... — 15,937,901 — 15,937,901
Short-Term Securities
Certificates of Deposit ..................................... — 113,644,816 — 113,644,816
Commercial Paper ....................................... — 251,861,808 — 251,861,808
Money Market Funds ...................................... 135,471 — — 135,471
Repurchase Agreements ................................... — 104,000,000 — 104,000,000
$ 135,471 $ 1,332,723,984 $ — $ 1,332,859,455

Statement of Assets and Liabilities
July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,228,723,984
Investments, at value — affiliated
(b)
.......................................................................................... 135,471
Cash ............................................................................................................. 49,729
Repurchase agreements, at value
(c)
......................................................................................... 104,000,000
Receivables: –
Capital shares sold ................................................................................................... 2,950,977
Dividends — affiliated ................................................................................................. 2,204
Interest — unaffiliated ................................................................................................. 8,006,041
From the Manager ................................................................................................... 28
Prepaid expenses ..................................................................................................... 73,183
Total assets .........................................................................................................
1,343,941,617
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 3,328,835
Administration fees ................................................................................................... 69,177
Capital shares redeemed ............................................................................................... 3,956,504
Income dividend distributions ............................................................................................ 62,089
Investment advisory fees .............................................................................................. 153,546
Trustees' and Officer's fees ............................................................................................. 4,647
Other affiliate fees ................................................................................................... 9,466
Professional fees .................................................................................................... 91,633
Service fees ....................................................................................................... 135,912
Other accrued expenses ............................................................................................... 457,412
Total liabilities ........................................................................................................
8,269,221
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,335,672,396
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,355,652,013
Accumulated loss ..................................................................................................... (19,979,617)
NET ASSETS ........................................................................................................
$ 1,335,672,396
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,239,673,990
(b)
  Investments, at cost — affiliated .......................................................................................... $ 135,471
(c)
  Repurchase agreements, at cost ......................................................................................... $ 104,000,000

Statement of Assets and Liabilities
(continued)
July 31, 2023
2023
BlackRock Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 700,103,740
Shares outstanding ..................................................................................................
70,017,947
Net asset value .....................................................................................................
$ 10.00
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 605,941,641
Shares outstanding ..................................................................................................
60,640,019
Net asset value .....................................................................................................
$ 9.99
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 29,627,015
Shares outstanding ..................................................................................................
2,959,350
Net asset value .....................................................................................................
$ 10.01
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
Year Ended July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 20,716
Interest — unaffiliated ................................................................................................. 66,743,730
Total investment income .................................................................................................
66,764,446
EXPENSES
Investment advisory .................................................................................................. 4,671,183
Service — class specific ............................................................................................... 1,879,823
Transfer agent — class specific .......................................................................................... 899,691
Administration ..................................................................................................... 748,627
Administration — class specific .......................................................................................... 380,932
Registration ....................................................................................................... 145,472
Professional ....................................................................................................... 105,419
Accounting services .................................................................................................. 68,906
Printing and postage ................................................................................................. 38,542
Custodian ......................................................................................................... 29,753
Trustees and Officer .................................................................................................. 22,496
Miscellaneous ...................................................................................................... 37,709
Total expenses .......................................................................................................
9,028,553
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (71,246)
Fees waived and/or reimbursed by the Manager ............................................................................... (2,043,489)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (7,703)
Total expenses after fees waived and/or reimbursed ..............................................................................
6,906,115
Net investment income ..................................................................................................
59,858,331
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,905,945
Net realized loss from investments ........................................................................................ (5,177,524)
Net change in unrealized appreciation on investments ........................................................................... 13,083,470
Net realized and unrealized gain ...........................................................................................
7,905,946
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 67,764,277

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Short Obligations Fund
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 59,858,331  $ 11,270,244
Net realized loss .................................................................................. (5,177,524) (1,883,102)
Net change in unrealized appreciation (depreciation) .......................................................... 13,083,470  (32,482,928)
Net increase (decrease) in net assets resulting from operations ..................................................... 67,764,277  (23,095,786)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (35,628,613) (7,713,116)
  Investor A ...................................................................................... (22,756,450) (2,819,166)
  Class K ....................................................................................... (1,471,493) (878,624)
Decrease in net assets resulting from distributions to shareholders ................................................... (59,856,556) (11,410,906)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (1,138,006,863) (2,083,370,727)
NET ASSETS
Total decrease in net assets ............................................................................ (1,130,099,142) (2,117,877,419)
Beginning of year .................................................................................... 2,465,771,538  4,583,648,957
End of year ........................................................................................
$ 1,335,672,396  $ 2,465,771,538
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Short Obligations Fund
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .............................
$ 9.95  $ 10.05  $ 10.07  $ 10.02  $ 9.99
Net investment income
(a)
...................................
0.32  0.04  0.04  0.17  0.26
Net realized and unrealized gain (loss) ..........................
0.07  (0.09) (0.02) 0.06  0.03
Net increase (decrease) from investment operations .................. 0.39  (0.05) 0.02  0.23  0.29
Distributions
(b)
– – – – –
From net investment income ................................
(0.34) (0.05) (0.04) (0.18) (0.26)
From net realized gain .....................................
—  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.34) (0.05) (0.04) (0.18) (0.26)
Net asset value, end of year ................................. $ 10.00  $ 9.95  $ 10.05  $ 10.07  $ 10.02
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.96% (0.51)% 0.20% 2.28% 2.96%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
0.38% 0.36% 0.36% 0.43% 0.45%
Total expenses after fees waived and/or reimbursed ..................
0.28% 0.26% 0.26% 0.30% 0.26%
Net investment income .....................................
3.22% 0.45% 0.39% 1.69% 2.59%
Supplemental Data
Net assets, end of year (000) .................................. $ 700,104  $ 1,382,186  $ 2,037,769  $ 1,951,914  $ 1,117,218
Portfolio turnover rate ....................................... 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
20
BlackRock Short Obligations Fund
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .............................
$ 9.94  $ 10.05  $ 10.06  $ 10.01  $ 9.99
Net investment income
(a)
...................................
0.30  0.02  0.02  0.15  0.24
Net realized and unrealized gain (loss) ..........................
0.07  (0.11) (0.01) 0.06  0.02
Net increase (decrease) from investment operations .................. 0.37  (0.09) 0.01  0.21  0.26
Distributions
(b)
– – – – –
From net investment income ................................
(0.32) (0.02) (0.02) (0.16) (0.24)
From net realized gain .....................................
—  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.32) (0.02) (0.02) (0.16) (0.24)
Net asset value, end of year ................................. $ 9.99  $ 9.94  $ 10.05  $ 10.06  $ 10.01
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.73% (0.85)% 0.06% 2.08% 2.63%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
0.62% 0.61% 0.61% 0.59% 0.64%
Total expenses after fees waived and/or reimbursed ..................
0.50% 0.50% 0.50% 0.49% 0.47%
Net investment income .....................................
3.03% 0.19% 0.16% 1.47% 2.37%
Supplemental Data
Net assets, end of year (000) .................................. $ 605,942  $ 1,029,382  $ 2,008,368  $ 2,585,292  $ 1,136,936
Portfolio turnover rate ....................................... 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock Short Obligations Fund
Class K
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .............................
$ 9.96  $ 10.07  $ 10.08  $ 10.04  $ 10.01
Net investment income
(a)
...................................
0.33  0.04  0.04  0.18  0.26
Net realized and unrealized gain (loss) ..........................
0.07  (0.10) (0.00)
(b)
0.05  0.04
Net increase (decrease) from investment operations .................. 0.40  (0.06) 0.04  0.23  0.30
Distributions
(c)
– – – – –
From net investment income ................................
(0.35) (0.05) (0.05) (0.19) (0.27)
From net realized gain .....................................
—  —  —  (0.00)
(b)
(0.00)
(b)
Total distributions ......................................... (0.35) (0.05) (0.05) (0.19) (0.27)
Net asset value, end of year ................................. $ 10.01  $ 9.96  $ 10.07  $ 10.08  $ 10.04
Total Return
(d)
— — — — —
Based on net asset value .................................... 4.04% (0.55)% 0.36% 2.28% 3.02%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
0.33% 0.32% 0.31% 0.33% 0.45%
Total expenses after fees waived and/or reimbursed ..................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .....................................
3.27% 0.39% 0.41% 1.84% 2.64%
Supplemental Data
Net assets, end of year (000) .................................. $ 29,627  $ 54,203  $ 537,512  $ 123,417  $ 132,264
Portfolio turnover rate ....................................... 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)

Notes to Financial Statements
fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
24
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2023, the class specific service fees borne directly by Investor A Shares of the Fund were $1,879,823.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 221,559 $ 150,386 $ 8,987 $ 380,932
Institutional ....................................................................................................... $ 16,640

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended July 31, 2023 , affiliates received CDSCs of $ 4,120 for Investor A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2023, the amount waived was $46 5 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the year ended July 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $2,043,023 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2023, the Fund did not participate in the Interfund Lending Program.
Institutional Investor A Class K Total
Reimbursed Amount ................................................................. $ 1,819 $ 6,774 $ 564 $ 9,157
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 615,711 $ 281,628 $ 2,352 $ 899,691
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 202 4 , unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 3,142 $ 985
Investor A ..................................................................................... 59,117 4,366
Class K ...................................................................................... 8,987 2,352
$ 71,246 $ 7,703

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
26
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended July 31, 2023, purchases and sales of investments, including paydowns and excluding short-term investments, were $235,595,239 and $1,139,855,951, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the amortization methods of premiums and discounts on fixed income securities.
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name
Year Ended
07/31/23
Year Ended
07/31/22
BlackRock Short Obligations Fund
Ordinary income ........................................................................................... $ 59,856,556 $ 11,410,906
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Short Obligations Fund ........................................... $ 113,703 $ (9,137,722) $ (10,955,598) $ (19,979,617)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,343,815,053 $ 261,652 $ (11,217,250) $ (10,955,598)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
28
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
89,765,988 $ 893,322,897 114,224,094 $ 1,142,376,140
Shares issued in reinvestment of distributions ........................
3,573,388 35,604,943 767,621 7,659,950
Shares redeemed .........................................
(162,290,630) (1,615,604,764) (178,737,510) (1,787,698,175)
(68,951,254) $ (686,676,924) (63,745,795) $ (637,662,085)
Investor A
Shares sold .............................................
10,075,898 $ 100,311,541 25,742,576 $ 257,490,025
Shares issued in reinvestment of distributions ........................
2,275,377 22,661,582 282,059 2,806,502
Shares redeemed .........................................
(55,265,176) (549,602,427) (122,382,390) (1,224,503,828)
(42,913,901) $ (426,629,304) (96,357,755) $ (964,207,301)
Class K
Shares sold .............................................
2,740,282 $ 27,299,563 3,694,922 $ 37,110,163
Shares issued in reinvestment of distributions ........................
69,443 692,846 64,966 652,160
Shares redeemed .........................................
(5,292,196) (52,693,044) (51,710,806) (519,263,664)
(2,482,471) $ (24,700,635) (47,950,918) $ (481,501,341)
(114,347,626) $ (1,138,006,863) (208,054,468) $ (2,083,370,727)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm / Important Tax Information
To the Board of Trustees of BlackRock Funds
SM
and Shareholders of BlackRock Short Obligations Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Short Obligations Fund (one of the funds constituting BlackRock Funds
SM
, referred to hereafter as the “Fund”) as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statement of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 26, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders
30
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
Fund Name Federal Obligation Interest
BlackRock Short Obligations Fund ....................................................................................... $ 4,363
Fund Name Interest Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 59,857,417
Fund Name
Interest-Related
Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 59,857,417

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April
Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Short Obligations Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)
2023
BlackRock Annual Report to Shareholders
32
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Lipper Classification (“Lipper Classification”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-
and three-year periods reported, the Fund ranked in the first and second quartiles, respectively, against its Lipper Classification. The Board noted that BlackRock believes that the Lipper Classification is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to a cap to further limit the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders
34
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 169 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 169 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College from 2006 to 2023;
Chief Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 169 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 169 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 169 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 169 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 169 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 169 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 169 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 169 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
36
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President (Since 2022) Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders
38
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
39
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
40
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-7/23-AR

JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Fund Summary
as of July 31, 2023
2023
BlackRock Annual Report to Shareholders
4
BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
On May 23, 2023, the Board of Trustees approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund. On September 22,
2023, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 29, 2023 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2023, all of the Fund’s share classes outperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD
Net/40% Bloomberg U.S. Aggregate Bond Index. For the same period, all of the Fund’s share classes outperformed its secondary benchmark, the ICE BofA 3-Month U.S.
Treasury Bill Index.
What factors influenced performance?
The Fund targets a total return in the form of capital appreciation and income over the long-term. The Fund utilizes a factor investing approach to provide a diversified engine for growth by targeting multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in seeking to be resilient to market shocks and drawdowns.
Positive contributions to the Fund’s performance were driven by the market neutral style factor side, which receives more than two-thirds of the total portfolio allocation. Within the market neutral style factor allocation, each of the five asset classes – fixed income, single name equities, equity markets, commodities, and currencies – finished in firmly positive territory. Within single name equities, the majority of return contribution was attributable to value-oriented strategies, which continued their recovery since the onset of the reflationary regime dating back to November 2020, while within the other asset classes the Fund benefited from dislocations in monetary policy and shifting market regimes. Value strategies were the leading contributors at the portfolio level across asset classes, with some marginal benefit from exposures driven by carry (incremental income). On the macro factor side of the portfolio, the pro-cyclical economic growth factor was the lone positive contributor as its balanced combination of equity and credit exposure benefited from tailwinds throughout much of 2023.
Detractors from Fund performance on the market neutral style factor side were limited to minor losses from momentum exposures. Most notably, the bond allocation within momentum was negatively impacted early in the period by record-setting moves in U.K. rates on concerns around the election of a new Prime Minister and unfunded tax cuts. The period also saw some regime shifts following the U.S. regional banking crisis weigh on performance for the momentum factor. Across the macro allocation, the two fixed income-based factors – real rates and inflation – were the main underperformers as both inflation-linked and nominal bonds sold off based on persistently above-target inflation and continued upward revisions in expected global central bank terminal rates.
The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives marginally contributed to performance.
The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
While broad factor allocations tend to remain relatively stable, the Fund utilizes a timing model to implement tilts based on a combination of metrics spanning market regime, relative trends and valuations.
The allocation to individual equities, which has been the lone asset class to trade based on the timing model since its inception in 2020, saw additive performance from the model during the period. Specifically, the model drove an overweight to value strategies which benefited from rising interest rates and a market focus on company fundamentals early in the period. The model then shifted to a defensive stance throughout 2023, overweighting low volatility and quality exposures which outperformed as investors prioritized low stock-specific risk and high, near-dated cash flows in the wake of the U.S. regional banking crisis. Outside of the timing model, no discretionary decisions or changes were made.
Describe portfolio positioning at period end.
The Fund seeks to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies, and diversifying strategies. At the end of the period, the Fund was positioned slightly overweight to value and momentum strategies and with a marginal tilt away from carry exposures. Within single name equities, the timing model was neutral on both momentum and low volatility and modestly tilted away from both value and quality. At the overall portfolio level, equities and fixed income remained the most overweight asset classes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)
5
Fund Summary
BlackRock Total Factor Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(c)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
(d)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is a broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
“Index”). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
6
BlackRock Total Factor Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 14.24% N/A 1.46% N/A 3.24% N/A
Investor A ................................................... 13.99 8.00% 1.22 0.13% 2.97 2.42%
Investor C ................................................... 13.20 12.20 0.46 0.46 2.37 2.37
Class K .................................................... 14.39 N/A 1.52 N/A 3.27 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg U.S. Aggregate Bond
Index .................................................... 6.81 N/A 6.74 N/A 7.14 N/A
MSCI World Index Hedged USD Net ................................ 13.80 N/A 10.37 N/A 10.69 N/A
Bloomberg U.S. Aggregate Bond Index ............................. (3.37) N/A 0.75 N/A 1.50 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ........................... 3.96 N/A 1.60 N/A 1.03 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including ETFs, REITs and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,125.80 $ 2.90 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 1,124.40 4.21 1,000.00 1,020.83 4.01 0.80
Investor C ................................ 1,000.00 1,120.40 8.10 1,000.00 1,017.16 7.70 1.54
Class K .................................. 1,000.00 1,126.80 2.64 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 58.3%
U.S. Treasury Obligations ............................. 41.7
PORTFOLIO HOLDINGS
Security
Percent of at
Total Investments
(a)
U.S. Treasury Inflation Linked Notes ...................... 29.2%
Commonwealth of Australia ............................ 22.4
French Republic ................................... 20.1
U.S. Treasury Inflation Linked Bonds ...................... 12.5
U.K. Treasury Inflation Linked Bonds ...................... 9.7
Federal Republic of Germany .......................... 6.1
(a)
Excludes short-term securities.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2023
BlackRock Annual Report to Shareholders
8
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 7.4%
Commonwealth of Australia
(a)
4.28%, 09/20/25 ............ AUD 535 $ 531,202
0.90%, 11/21/27 ............ 478 375,542
3.48%, 09/20/30 ............ 460 457,469
0.28%, 11/21/32 ............ 291 193,485
2.58%, 08/21/35 ............ 292 262,264
1.55%, 08/21/40 ............ 305 234,931
1.17%, 02/21/50 ............ 278 182,219
2,237,112
France — 6.6%
French Republic
(a)
0.25%, 07/25/24 ............ EUR 157 171,625
0.10%, 03/01/25 ............ 95 102,549
0.10%, 03/01/26
(b)
........... 92 100,298
1.85%, 07/25/27 ............ 208 242,695
0.10%, 03/01/28 ............ 115 125,040
0.10%, 03/01/29 ............ 112 120,673
3.40%, 07/25/29 ............ 96 125,164
0.70%, 07/25/30
(b)
........... 149 167,935
0.10%, 07/25/31
(b)
........... 92 99,479
0.10%, 03/01/32 ............ 43 45,683
3.15%, 07/25/32 ............ 117 158,793
0.10%, 03/01/36
(b)
........... 57 59,065
0.10%, 07/25/36
(b)
........... 102 105,592
0.10%, 07/25/38
(b)
........... 43 43,429
0.55%, 03/01/39
(b)
........... 22 23,471
1.80%, 07/25/40
(b)
........... 125 162,693
0.10%, 07/25/47
(b)
........... 109 105,917
0.10%, 07/25/53
(b)
........... 46 44,254
2,004,355
Germany — 2.0%
Federal Republic of Germany
(a)
0.10%, 04/15/26 ............ 162 175,339
0.50%, 04/15/30 ............ 191 215,369
0.10%, 04/15/33 ............ 75 83,126
0.10%, 04/15/46 ............ 118 132,650
606,484
United Kingdom — 3.2%
U.K. Treasury Inflation Linked Bonds
9.17%, 07 /17/24
(a)
........... GBP 9 43,283
0.13%, 03/22/26
(a)
........... 25 30,606
1.25%, 11/22/27
(a)
........... 41 52,868
0.13%, 08/10/28
(a)
........... 34 41,690
0.13%, 03/22/29
(a)
........... 32 39,128
10.94%, 07/22/30
(a)
.......... 9 38,898
0.13%, 08/10/31
(a)
........... 13 15,979
1.25%, 11/22/32
(a)
........... 38 52,034
0.75%, 03/22/34
(a)
........... 27 35,543
1.81%, 01/26/35 ............ 17 52,827
0.13%, 11/22/36
(a)
........... 27 32,394
1.13%, 11/22/37
(a)
........... 36 47,601
0.13%, 03/22/39
(a)
........... 11 12,896
0.63%, 03/22/40
(a)
........... 36 44,437
0.13%, 08/10/41
(a)
........... 25 28,198
0.63%, 11/22/42
(a)
........... 26 31,840
0.13%, 03/22/44
(a)
........... 33 35,494
0.63%, 03/22/45
(a)
........... 12 14,460
0.13%, 03/22/46
(a)
........... 28 28,666
0.75%, 11/22/47
(a)
........... 23 27,963
0.13%, 08/10/48
(a)
........... 25 25,011
0.50%, 03/22/50
(a)
........... 32 35,731
0.13%, 03/22/51
(a)
........... 15 15,437
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.25%, 03/22/52
(a)
........... GBP 27 $ 28,026
1.25%, 11/22/55
(a)
........... 25 34,217
0.13%, 11/22/56
(a)
........... 16 15,196
0.13%, 03/22/58
(a)
........... 25 24,107
0.38%, 03/22/62
(a)
........... 27 28,920
0.13%, 11/22/65
(a)
........... 17 16,669
0.13%, 03/22/68
(a)
........... 25 24,394
0.13%, 03/22/73
(a)
........... 8 8,256
962,769
Total Foreign Government Obligations — 19.2%
(Cost: $5,982,120) .............................. 5,810,720
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 178 176,963
2.00%, 01/15/26 ............ 78 77,115
1.75%, 01/15/28 ............ 58 57,572
3.63%, 04/15/28 ............ 81 86,927
2.50%, 01/15/29 ............ 27 27,833
3.88%, 04/15/29 ............ 91 100,375
3.38%, 04/15/32 ............ 2 2,135
2.13%, 02/15/40 - 02/15/41 ..... 137 144,592
0.75%, 02/15/42 - 02/15/45 ..... 155 127,668
0.63%, 02/15/43 ............ 69 55,706
1.38%, 02/15/44 ............ 76 69,836
1.00%, 02/15/46 - 02/15/49 ..... 172 145,338
0.88%, 02/15/47 ............ 59 48,535
0.25%, 02/15/50 ............ 43 28,918
0.13%, 02/15/51 - 02/15/52 ..... 105 67,732
1.50%, 02/15/53 ............ 29 27,155
U.S. Treasury Inflation Linked Notes
0.13%, 07/15/24 - 01/15/32 ..... 1,413 1,299,213
0.25%, 01/15/25 - 07/15/29 ..... 399 377,752
0.38%, 07/15/25 - 07/15/27 ..... 374 353,725
0.63%, 01/15/26 - 07/15/32 ..... 259 242,633
1.63%, 10/15/27 ............ 108 106,530
0.50%, 01/15/28 ............ 121 113,473
1.25%, 04/15/28 ............ 72 69,903
0.75%, 07/15/28 ............ 134 128,026
0.88%, 01/15/29 ............ 111 105,419
1.13%, 01/15/33 ............ 126 119,982
Total U.S. Treasury Obligations — 13.7%
(Cost: $4,293,846) .............................. 4,161,056
Total Long-Term Investments — 32.9%
(Cost: $10,275,966) .............................. 9,971,776

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 40.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(c)(d)
.... 12,192,722 $ 12,192,722
Total Short-Term Securities — 40.3%
(Cost: $12,192,722) .............................. 12,192,722
Total Investments — 73.2%
(Cost: $22,468,688) .............................. 22,164,498
Other Assets Less Liabilities — 26.8% .................. 8,118,816
Net Assets — 100.0% .............................. $ 30,283,314
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 22,713,038 $ — $ (10,520,316)
(a)
$ — $ — $ 12,192,722 12,192,722 $ 1,180,259 $ —
— —
(a)
Represents net amount purchased (sold).

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
11
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 5 08/18/23 $ 413 $ 10,981
IBEX 35 Index ............................................................ 11 08/18/23 1,170 28,030
Natural Gas
(a)
............................................................. 10 08/29/23 263 2,132
FTSE China A50 Index ...................................................... 171 08/30/23 2,284 74,082
Brent Crude Oil
(a)
.......................................................... 20 08/31/23 1,709 106,758
RBOB Gasoline
(a)
.......................................................... 4 08/31/23 486 32,652
Euro-Bund .............................................................. 28 09/07/23 4,095 8,581
TOPIX Index ............................................................. 26 09/07/23 4,260 214,380
Low Sulphur Gasoil
(a)
....................................................... 16 09/12/23 1,376 67,958
S&P/TSX 60 Index ......................................................... 2 09/14/23 376 2,303
FTSE/MIB Index ........................................................... 19 09/15/23 3,113 228,468
Canada 10-Year Bond ....................................................... 26 09/20/23 2,368 (4,094)
SPI 200 Index ............................................................ 16 09/21/23 1,984 75,455
Long Gilt ................................................................ 6 09/27/23 740 (14)
Silver
(a)
................................................................. 2 09/27/23 250 17,689
865,361
Short Contracts
OMX Stockholm 30 Index .................................................... 19 08/18/23 407 (273)
WTI Crude Oil
(a)
........................................................... 2 08/22/23 164 (17,476)
IFSC NIFTY 50 Index ....................................................... 9 08/31/23 357 980
FTSE 100 Index ........................................................... 14 09/15/23 1,382 (19,932)
MSCI Hong Kong Index ...................................................... 9 09/15/23 578 (11,639)
S&P 500 E-Mini Index ....................................................... 7 09/15/23 1,615 (18,320)
U.S. Treasury 10-Year Note ................................................... 58 09/20/23 6,465 40,183
Brent Crude Oil
(a)
.......................................................... 22 12/28/23 1,837 (199,553)
(226,030)
$ 639,331
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 77,000 USD 51,299 Barclays Bank plc 08/02/23 $ 422
AUD 23,000 USD 15,307 Toronto Dominion Bank 08/02/23 142
AUD 3,315,350 USD 2,223,042 UBS AG 08/02/23 3,879
AUD 37,000 USD 24,639 Westpac Banking Corp. 08/02/23 214
EUR 26,000 USD 28,405 Barclays Bank plc 08/02/23 182
EUR 57,000 USD 62,227 Toronto Dominion Bank 08/02/23 445
GBP 45,000 USD 57,056 Barclays Bank plc 08/02/23 695
USD 13,492 AUD 20,000 Barclays Bank plc 09/05/23 41
USD 2,639,647 EUR 2,388,874 Barclays Bank plc 09/05/23 8,328
USD 978,342 GBP 760,499 Barclays Bank plc 09/05/23 2,186
AUD 11,456,000 USD 7,604,425 JPMorgan Chase Bank NA 09/20/23 104,130
BRL 276,000 USD 55,992 Barclays Bank plc 09/20/23 1,874
BRL 1,093,000 USD 225,113 BNP Paribas SA 09/20/23 4,046
BRL 313,000 USD 63,097 Goldman Sachs International 09/20/23 2,527
BRL 10,975,000 USD 2,231,647 HSBC Bank plc 09/20/23 69,382
CAD 2,009,000 USD 1,514,822 JPMorgan Chase Bank NA 09/20/23 9,748
CAD 5,384,000
(a)
USD 4,046,765 JPMorgan Chase Bank NA 09/20/23 38,993
CHF 239,000 USD 269,266 JPMorgan Chase Bank NA 09/20/23 6,298
CNY 56,499,000
(a)
USD 7,854,944 JPMorgan Chase Bank NA 09/20/23 89,796
EUR 3,744,000 USD 4,111,878 JPMorgan Chase Bank NA 09/20/23 14,892

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
12
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,161,000
(a)
USD 4,499,397 JPMorgan Chase Bank NA 09/20/23 $ 87,005
GBP 13,446,000 USD 16,944,074 JPMorgan Chase Bank NA 09/20/23 315,554
HKD 2,789,000 USD 357,033 JPMorgan Chase Bank NA 09/20/23 726
INR 2,825,338,000 USD 34,150,899 HSBC Bank plc 09/20/23 152,247
JPY 119,075,000 USD 832,520 JPMorgan Chase Bank NA 09/20/23 11,162
KRW 2,462,520,000 USD 1,900,445 Bank of America NA 09/20/23 32,340
KRW 1,189,202,000 USD 923,781 Barclays Bank plc 09/20/23 9,601
KRW 3,110,330,000 USD 2,389,006 BNP Paribas SA 09/20/23 52,233
KRW 3,500,384,000 USD 2,737,493 Citibank NA 09/20/23 9,892
KRW 10,742,217,000 USD 8,427,780 Goldman Sachs International 09/20/23 3,582
KRW 802,563,000 USD 622,668 JPMorgan Chase Bank NA 09/20/23 7,248
MXN 257,568,000
(a)
USD 14,596,700 JPMorgan Chase Bank NA 09/20/23 643,672
NOK 1,156,000 USD 109,605 JPMorgan Chase Bank NA 09/20/23 4,639
NOK 5,486,000
(a)
USD 514,871 JPMorgan Chase Bank NA 09/20/23 27,292
NZD 181,000
(a)
USD 112,415 JPMorgan Chase Bank NA 09/20/23 11
NZD 40,171,000 USD 24,618,857 JPMorgan Chase Bank NA 09/20/23 332,951
SEK 3,808,000 USD 353,958 JPMorgan Chase Bank NA 09/20/23 8,691
SEK 8,000,000
(a)
USD 748,333 JPMorgan Chase Bank NA 09/20/23 13,534
SGD 507,000
(a)
USD 377,445 JPMorgan Chase Bank NA 09/20/23 4,753
USD 42,725,924 AUD 63,185,000 JPMorgan Chase Bank NA 09/20/23 209,772
USD 113,105 BRL 539,000 Goldman Sachs International 09/20/23 98
USD 3,881,833 CAD 5,105,000 JPMorgan Chase Bank NA 09/20/23 7,802
USD 22,126,744
(a)
CNY 156,680,000 JPMorgan Chase Bank NA 09/20/23 94,814
USD 972,893 EUR 875,000 JPMorgan Chase Bank NA 09/20/23 8,435
USD 870,201 GBP 666,000 JPMorgan Chase Bank NA 09/20/23 15,306
USD 61,983 ILS 226,000 JPMorgan Chase Bank NA 09/20/23 396
USD 23,093,790 INR 1,899,169,000 BNP Paribas SA 09/20/23 35,497
USD 3,902,508 INR 320,780,000 Citibank NA 09/20/23 7,837
USD 737,259 INR 60,597,000 HSBC Bank plc 09/20/23 1,535
USD 399,223 INR 32,862,000 JPMorgan Chase Bank NA 09/20/23 236
USD 8,091,369 JPY 1,132,148,000 JPMorgan Chase Bank NA 09/20/23 69,757
USD 11,968,967 NZD 19,239,000 JPMorgan Chase Bank NA 09/20/23 18,858
USD 48,617 SEK 503,000 JPMorgan Chase Bank NA 09/20/23 715
USD 215,406 TWD 6,723,000 Bank of America NA 09/20/23 1,008
USD 287,782 TWD 8,849,000 Barclays Bank plc 09/20/23 5,586
USD 11,357,524 TWD 346,141,000 Deutsche Bank AG 09/20/23 319,011
2,872,016
EUR 2,388,874 USD 2,635,334 Barclays Bank plc 08/02/23 (8,767)
GBP 760,499 USD 978,177 Barclays Bank plc 08/02/23 (2,191)
USD 2,286,850 AUD 3,452,350 Goldman Sachs International 08/02/23 (32,094)
USD 2,683,401 EUR 2,471,874 Barclays Bank plc 08/02/23 (34,424)
USD 22,889 GBP 18,000 Barclays Bank plc 08/02/23 (211)
USD 994,397 GBP 787,499 Toronto Dominion Bank 08/02/23 (16,240)
GBP 5,000 USD 6,434 Barclays Bank plc 09/05/23 (16)
USD 2,225,648 AUD 3,315,350 UBS AG 09/05/23 (4,151)
AUD 722,000
(a)
USD 488,219 JPMorgan Chase Bank NA 09/20/23 (2,397)
AUD 39,317,000 USD 26,958,547 JPMorgan Chase Bank NA 09/20/23 (502,781)
AUD 3,095,000
(a)
USD 2,130,446 Morgan Stanley & Co. International plc 09/20/23 (47,871)
CAD 169,000 USD 128,934 JPMorgan Chase Bank NA 09/20/23 (685)
CAD 262,000
(a)
USD 198,828 JPMorgan Chase Bank NA 09/20/23 (4)
CNY 77,098,000
(a)
USD 10,846,041 JPMorgan Chase Bank NA 09/20/23 (4,723)
EUR 704,000
(a)
USD 787,103 JPMorgan Chase Bank NA 09/20/23 (11,129)
GBP 603,000 USD 774,971 JPMorgan Chase Bank NA 09/20/23 (945)
INR 5,490,000 USD 67,023 BNP Paribas SA 09/20/23 (368)
JPY 826,266,000
(a)
USD 5,992,937 JPMorgan Chase Bank NA 09/20/23 (138,591)
JPY 749,821,000 USD 5,462,714 JPMorgan Chase Bank NA 09/20/23 (150,004)
KRW 369,560,000 USD 290,265 Deutsche Bank AG 09/20/23 (204)
KRW 527,349,000 USD 418,040 HSBC Bank plc 09/20/23 (4,134)
NZD 362,000 USD 224,936 JPMorgan Chase Bank NA 09/20/23 (83)
SEK 2,039,000
(a)
USD 200,964 JPMorgan Chase Bank NA 09/20/23 (6,783)
TWD 6,772,000 USD 217,728 Barclays Bank plc 09/20/23 (1,767)
TWD 246,345,000 USD 8,040,615 BNP Paribas SA 09/20/23 (184,618)

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
13
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TWD 49,132,000 USD 1,583,381 Citibank NA 09/20/23 $ (16,551)
TWD 4,269,000 USD 138,443 HSBC Bank plc 09/20/23 (2,304)
USD 103,374 BRL 503,000 Citibank NA 09/20/23 (2,085)
USD 1,420,892 BRL 6,970,000 Goldman Sachs International 09/20/23 (40,444)
USD 185,562 BRL 888,000 JPMorgan Chase Bank NA 09/20/23 (617)
USD 1,556,835 CAD 2,067,000 JPMorgan Chase Bank NA 09/20/23 (11,748)
USD 304,440 CHF 272,000 JPMorgan Chase Bank NA 09/20/23 (9,172)
USD 1,691,073
(a)
CNY 12,047,000 JPMorgan Chase Bank NA 09/20/23 (2,945)
USD 10,045,855 EUR 9,264,000 JPMorgan Chase Bank NA 09/20/23 (165,256)
USD 2,310,999
(a)
GBP 1,835,000 JPMorgan Chase Bank NA 09/20/23 (44,454)
USD 11,914,408 GBP 9,331,000 JPMorgan Chase Bank NA 09/20/23 (63,101)
USD 374,399 HKD 2,927,000 JPMorgan Chase Bank NA 09/20/23 (1,062)
USD 62,102 INR 5,128,282 Barclays Bank plc 09/20/23 (162)
USD 945,958 INR 78,021,000 BNP Paribas SA 09/20/23 (1,315)
USD 77,082 INR 6,365,718 JPMorgan Chase Bank NA 09/20/23 (206)
USD 2,335,056 JPY 332,973,000 JPMorgan Chase Bank NA 09/20/23 (24,158)
USD 18,221,172 KRW 23,341,868,000 JPMorgan Chase Bank NA 09/20/23 (99,417)
USD 13,269,801
(a)
MXN 230,870,000 JPMorgan Chase Bank NA 09/20/23 (390,845)
USD 668,570 NOK 7,168,000 JPMorgan Chase Bank NA 09/20/23 (39,819)
USD 9,377,537 NZD 15,275,000 JPMorgan Chase Bank NA 09/20/23 (110,374)
USD 1,371,918 SEK 14,752,000 JPMorgan Chase Bank NA 09/20/23 (32,966)
USD 409,491 SGD 548,000 JPMorgan Chase Bank NA 09/20/23 (3,616)
USD 54,861 ZAR 1,036,000 JPMorgan Chase Bank NA 09/20/23 (2,801)
(2,220,599)
$ 651,417
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 39.V1 .. 5.00 % Quarterly 06/20/28 BB- EUR 983 $ 57,321 $ 11,931 $ 45,390
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 Quarterly 06/20/28 B+ USD 1,104 45,227 (1,212) 46,439
$ 102,548 $ 10,719 $ 91,829
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2023 ................ BRL (244,728) Merrill Lynch International & Co. 08/16/23 BRL 245 $ (110) $ — $ (110)
Mexican Bolsa Index Futures
September 2023 ........ TWD 75,595,183 Merrill Lynch International & Co. 08/16/23 TWD 75,595 (10,882) — (10,882)
AMSTERDAM Index Futures
August 2023 ........... EUR (777,217) HSBC Bank plc 08/18/23 EUR 777 (13,220) — (13,220)
AMSTERDAM Index Futures
August 2023 ........... EUR (1,077,817) HSBC Bank plc 08/18/23 EUR 1,078 (29,818) — (29,818)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
14
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures
September 2023 ........ KRW (953,784,150) Merrill Lynch International & Co. 09/14/23 KRW 953,784 $ (905) $ — $ (905)
KOSPI 200 Index Futures
September 2023 ........ KRW (1,114,997,325) Merrill Lynch International & Co. 09/14/23 KRW 1,114,997 (10,642) — (10,642)
KOSPI 200 Index Futures
September 2023 ........ KRW (260,197,950) Merrill Lynch International & Co. 09/14/23 KRW 260,198 (188) — (188)
Swiss Market Index Futures
September 2023 ........ CHF (110,287) HSBC Bank plc 09/15/23 CHF 110 (3,547) — (3,547)
Swiss Market Index Futures
September 2023 ........ CHF (224,233) HSBC Bank plc 09/15/23 CHF 224 (2,898) — (2,898)
Swiss Market Index Futures
September 2023 ........ CHF (222,733) HSBC Bank plc 09/15/23 CHF 223 (4,618) — (4,618)
$ (76,828) $ — $ (76,828)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (248,077) $ (30,702)
(c)
$ (301,089) 132.7%
Monthly BNP Paribas SA
(d)
11/17/23 (316,011) (6,629)
(e)
(348,497) 53.1
Monthly Citibank NA
(f)
02/24/28 (335,064) (65,827)
(g)
(388,248) 48.2
Monthly
Goldman Sachs
Bank USA
(h)
08/19/26 275,771 (13,931)
(i)
232,934 14.2
Monthly
JPMorgan Chase
Bank NA
(j)
08/10/23 998,911 38,838
(k)
1,038,911 3.3
Monthly
Merrill Lynch
International & Co.
(l)
03/15/28 (254,106) (24,364)
(m)
(263,110) 9.1
$ (102,615) $ (29,099)
(b) (d) (f)
Range: 10-246 basis points 10-35 basis points 0-300 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1M Copenhagen Interbank Offer Rate (CIBOR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR) DKK - Annualized Overnight Deposit MID Rate DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA) GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
NOK - 1M Norway Interbank Offer Rate (NIBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
NZD - 1M New Zealand Bank Bill Rate (BBR) NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR) NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
SGD - Overnight Rate Average (SORA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
15
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j) (l)
Range: 0-3,500 basis points 15-35 basis points 0-222 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - Overnight Interbank Rate Overnight AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON) USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR)
EUR - 1D Euro Short Term Rate (ESTR) GBP - 1D Sterling Overnight Index Average (SONIA)
GBP - 1D Sterling Overnight Index Average (SONIA) HKD - Overnight Index Average (HONIA)
HKD - Overnight Index Average (HONIA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
NOK - Norwegian Overnight Weighted Average (NOWA) SGD - Overnight Rate Average (SORA)
NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
USD - 1D Overnight Bank Funding Rate (OBFR01)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
(c)
Amount includes $22,310 of net dividends and financing fees.
(e)
Amount includes $25,857 of net dividends and financing fees.
(g)
Amount includes $(12,643) of net dividends and financing fees.
(i)
Amount includes $28,906 of net dividends and financing fees.
(k)
Amount includes $(1,162) of net dividends and financing fees.
(m)
Amount includes $(15,360) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 1,273 $ 33,716 (11.2) %
BHP Group Ltd. .......... 3,511 109,269 (36.3)
Fortescue Metals Group Ltd. .. 3,113 45,763 (15.2)
Macquarie Group Ltd. ...... 236 27,831 (9.2)
Rio Tinto Ltd. ............ 648 51,312 (17.0)
Sonic Healthcare Ltd. ...... 5,747 135,789 (45.1)
South32 Ltd. ............ 4,627 12,184 (4.1)
415,864
Belgium
Sofina SA .............. 95 22,589 (7.5)
Umicore SA ............. 335 9,921 (3.3)
32,510
China
NXP Semiconductors NV .... 198 44,150 (14.7)
Denmark
AP Moller - Maersk A/S, Class B 10 20,542 (6.8)
Carlsberg A/S, Class B ..... 523 78,441 (26.1)
Danske Bank A/S ......... 306 7,266 (2.4)
DSV A/S ............... 37 7,405 (2.5)
Genmab A/S ............ 151 62,242 (20.7)
Pandora A/S ............ 1,152 115,237 (38.3)
291,133
Shares Value
% of Basket
Value
Finland
Nokia OYJ .............. 3,792 $ 14,906 (4.9) %
Nordea Bank Abp ......... 1,923 21,765 (7.2)
36,671
France
Arkema SA ............. 1,287 138,789 (46.1)
BNP Paribas SA .......... 1,160 76,499 (25.4)
Bureau Veritas SA ......... 3,076 84,479 (28.1)
Carrefour SA ............ 2,060 41,182 (13.7)
Cie de Saint-Gobain ....... 171 11,565 (3.8)
Credit Agricole SA ......... 2,859 35,495 (11.8)
Dassault Aviation SA ....... 428 83,144 (27.6)
Eiffage SA .............. 1,267 131,816 (43.8)
Eurazeo SE ............. 591 36,086 (12.0)
Hermes International ....... 29 64,185 (21.3)
La Francaise des Jeux SAEM . 882 33,672 (11.2)
Legrand SA ............. 371 37,194 (12.3)
Orange SA .............. 1,255 14,186 (4.7)
Publicis Groupe SA ........ 510 41,119 (13.7)
Safran SA .............. 587 97,450 (32.4)
Societe Generale SA ....... 1,290 35,084 (11.6)
TotalEnergies SE ......... 178 10,815 (3.6)
Wendel SE ............. 340 33,563 (11.1)
1,006,323
Germany
Beiersdorf AG ............ 201 26,031 (8.6)
Deutsche Bank AG (Registered) 963 10,675 (3.5)
DHL Group ............. 4,450 228,833 (76.0)
Dr Ing hc F Porsche AG
(Preference) .......... 127 15,530 (5.2)
E.ON SE ............... 958 12,119 (4.0)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
16
Shares Value
% of Basket
Value
Germany (continued)
Heidelberg Materials AG .... 1,824 $ 147,831 (49.1) %
Infineon Technologies AG .... 1,670 73,372 (24.4)
Mercedes-Benz Group AG ... 915 73,075 (24.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 148 55,714 (18.5)
Rational AG ............. 98 73,359 (24.4)
Scout24 SE ............. 1,077 71,196 (23.6)
Siemens AG (Registered) .... 704 119,991 (39.9)
Volkswagen AG (Preference) . 142 18,811 (6.2)
926,537
Hong Kong
Power Assets Holdings Ltd. .. 8,500 44,550 (14.8)
Sun Hung Kai Properties Ltd. . 6,000 75,340 (25.0)
119,890
Israel
Check Point Software
Technologies Ltd. ....... 201 26,574 (8.8)
Teva Pharmaceutical Industries
Ltd., ADR ............ 3,752 31,517 (10.5)
58,091
Italy
Coca-Cola HBC AG ........ 2,503 73,646 (24.5)
Mediobanca Banca di Credito
Finanziario SpA ........ 11,028 146,966 (48.8)
Poste Italiane SpA ......... 881 10,064 (3.4)
230,676
Japan
Bridgestone Corp. ......... 7,200 298,767 (99.2)
Chubu Electric Power Co., Inc. 5,800 72,661 (24.1)
Daiwa House Industry Co. Ltd. 5,200 141,330 (46.9)
Dentsu Group, Inc. ........ 800 26,769 (8.9)
Fuji Electric Co. Ltd. ....... 1,700 76,856 (25.5)
FUJIFILM Holdings Corp. .... 100 5,807 (1.9)
Hamamatsu Photonics KK ... 400 19,273 (6.4)
Hankyu Hanshin Holdings, Inc. 1,800 59,801 (19.9)
Hitachi Ltd. ............. 1,300 85,104 (28.3)
Honda Motor Co. Ltd. ...... 5,200 165,783 (55.1)
Hoya Corp. ............. 300 34,938 (11.6)
Hulic Co. Ltd. ............ 17,700 150,702 (50.1)
Japan Post Insurance Co. Ltd. 1,200 19,392 (6.4)
KDDI Corp. ............. 4,000 117,727 (39.1)
Kirin Holdings Co. Ltd. ...... 2,700 39,880 (13.2)
Kobayashi Pharmaceutical Co.
Ltd. ................ 1,500 82,457 (27.4)
Kurita Water Industries Ltd. ... 900 36,194 (12.0)
Marubeni Corp. ........... 1,200 21,246 (7.1)
Mazda Motor Corp. ........ 8,800 87,300 (29.0)
Mitsubishi Electric Corp. ..... 6,000 86,587 (28.8)
Mitsubishi Estate Co. Ltd. .... 3,400 41,669 (13.8)
Mitsui Chemicals, Inc. ...... 1,400 40,256 (13.4)
Mitsui Fudosan Co. Ltd. ..... 1,100 22,599 (7.5)
NGK Insulators Ltd. ........ 7,200 88,303 (29.3)
Nippon Express Holdings, Inc. . 3,800 222,799 (74.0)
Nissan Chemical Corp. ..... 2,200 98,858 (32.8)
Nisshin Seifun Group, Inc. ... 3,300 40,923 (13.6)
Nissin Foods Holdings Co. Ltd. 700 59,021 (19.6)
Nitto Denko Corp. ......... 3,100 220,444 (73.2)
Nomura Real Estate Holdings,
Inc. ................. 3,600 89,291 (29.7)
Obic Co. Ltd. ............ 200 32,728 (10.9)
Ono Pharmaceutical Co. Ltd. . 2,700 49,478 (16.4)
Shares Value
% of Basket
Value
Japan (continued)
Oracle Corp. Japan ........ 800 $ 56,079 (18.6) %
ORIX Corp. ............. 2,900 55,786 (18.5)
Osaka Gas Co. Ltd. ........ 7,600 119,585 (39.7)
Persol Holdings Co. Ltd. ..... 3,900 77,144 (25.6)
Seiko Epson Corp. ........ 2,500 41,054 (13.6)
Sekisui Chemical Co. Ltd. .... 11,700 177,717 (59.0)
Shionogi & Co. Ltd. ........ 5,200 217,922 (72.4)
Shizuoka Financial Group, Inc. 1,900 15,869 (5.3)
Subaru Corp. ............ 2,000 37,907 (12.6)
Sumitomo Realty & Development
Co. Ltd. .............. 700 18,760 (6.2)
Suntory Beverage & Food Ltd. 1,900 67,634 (22.5)
Tokyo Gas Co. Ltd. ........ 4,800 108,845 (36.2)
TOPPAN, Inc. ............ 2,700 63,554 (21.1)
Toyota Tsusho Corp. ....... 1,800 105,309 (35.0)
Trend Micro, Inc. .......... 100 4,725 (1.6)
Unicharm Corp. .......... 1,800 66,598 (22.1)
West Japan Railway Co. .... 500 20,542 (6.8)
Yakult Honsha Co. Ltd. ..... 1,000 55,486 (18.4)
3,945,459
Luxembourg
ArcelorMittal SA .......... 576 16,659 (5.5)
Netherlands
ABN AMRO Bank NV, CVA ... 800 13,603 (4.5)
ASML Holding NV ......... 106 75,924 (25.2)
EXOR NV .............. 1,806 168,763 (56.1)
ING Groep NV ........... 3,475 50,723 (16.8)
Randstad NV ............ 390 22,848 (7.6)
Shell plc ............... 475 14,396 (4.8)
Wolters Kluwer NV ........ 296 37,171 (12.3)
383,428
New Zealand
Spark New Zealand Ltd. ..... 29,439 94,780 (31.5)
Xero Ltd. ............... 341 28,031 (9.3)
122,811
Norway
DNB Bank ASA ........... 6,399 131,867 (43.8)
Norsk Hydro ASA ......... 4,472 29,289 (9.7)
161,156
Singapore
Jardine Cycle & Carriage Ltd. . 600 15,486 (5.1)
Singapore Airlines Ltd. ...... 11,500 65,148 (21.6)
Singapore Telecommunications
Ltd. ................ 12,900 25,878 (8.6)
STMicroelectronics NV ..... 1,106 59,156 (19.7)
United Overseas Bank Ltd. ... 3,900 88,466 (29.4)
254,134
Spain
ACS Actividades de Construccion
y Servicios SA ......... 3,531 123,510 (41.0)
Amadeus IT Group SA ...... 76 5,452 (1.8)
Banco Bilbao Vizcaya Argentaria
SA ................. 7,069 56,032 (18.6)
Corp. ACCIONA Energias
Renovables SA ........ 535 16,840 (5.6)
Industria de Diseno Textil SA .. 302 11,560 (3.8)
Repsol SA .............. 2,133 32,565 (10.8)
245,959

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
17
Shares Value
% of Basket
Value
Sweden
Assa Abloy AB, Class B ..... 5,604 $ 134,736 (44.7) %
Epiroc AB, Class A ........ 4,046 80,781 (26.8)
Indutrade AB ............ 1,475 30,955 (10.3)
Sandvik AB ............. 1,446 29,372 (9.8)
Swedbank AB, Class A ...... 3,627 66,525 (22.1)
Volvo AB, Class B ......... 2,604 57,441 (19.1)
Volvo Car AB, Class B ...... 3,815 18,858 (6.3)
418,668
Switzerland
Baloise Holding AG (Registered) 132 20,432 (6.8)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 24,460 (8.1)
Clariant AG (Registered) .... 3,251 53,271 (17.7)
Geberit AG (Registered) ..... 136 77,180 (25.6)
Helvetia Holding AG
(Registered) ........... 322 47,651 (15.8)
Kuehne + Nagel International AG
(Registered) ........... 447 139,865 (46.5)
Partners Group Holding AG .. 45 50,519 (16.8)
Swiss Life Holding AG
(Registered) ........... 8 5,087 (1.7)
UBS Group AG (Registered) .. 3,305 73,334 (24.4)
491,799
United Kingdom
Auto Trader Group plc ...... 16,228 134,588 (44.7)
Berkeley Group Holdings plc .. 1,146 63,898 (21.2)
BP plc ................. 20,923 129,816 (43.1)
Centrica plc ............. 48,939 86,727 (28.8)
CK Hutchison Holdings Ltd. .. 3,000 18,502 (6.2)
Coca-Cola Europacific Partners
plc ................. 1,861 117,969 (39.2)
Compass Group plc ........ 141 3,669 (1.2)
DCC plc ............... 1,270 73,531 (24.4)
Informa plc .............. 6,387 62,145 (20.6)
InterContinental Hotels Group
plc ................. 400 29,563 (9.8)
Johnson Matthey plc ....... 847 19,589 (6.5)
NatWest Group plc ........ 3,914 12,286 (4.1)
RELX plc ............... 1,457 49,038 (16.3)
Sage Group plc (The) ...... 10,533 126,697 (42.1)
Smiths Group plc ......... 6,486 141,457 (47.0)
Taylor Wimpey plc ......... 62,369 91,549 (30.4)
Tesco plc ............... 3,976 13,169 (4.4)
WPP plc ............... 8,784 95,910 (31.9)
1,270,103
United States
A O Smith Corp. .......... 563 40,891 (13.6)
AbbVie, Inc. ............. 297 44,425 (14.8)
Adobe, Inc. ............. 312 170,405 (56.6)
Agilent Technologies, Inc. .... 822 100,095 (33.2)
Airbnb, Inc., Class A ....... 393 59,811 (19.9)
Align Technology, Inc. ...... 43 16,249 (5.4)
Allegion plc ............. 8 935 (0.3)
Alphabet, Inc., Class A ...... 371 49,239 (16.4)
Altria Group, Inc. .......... 1,422 64,587 (21.4)
American Express Co. ...... 160 27,021 (9.0)
AMETEK, Inc. ........... 463 73,432 (24.4)
Apple, Inc. .............. 611 120,031 (39.9)
Arch Capital Group Ltd. ..... 242 18,801 (6.2)
Atlassian Corp., Class A ..... 320 58,221 (19.3)
Autodesk, Inc. ........... 1,347 285,551 (94.8)
Automatic Data Processing, Inc. 77 19,039 (6.3)
AutoZone, Inc. ........... 10 24,817 (8.2)
Shares Value
% of Basket
Value
United States (continued)
Bank of New York Mellon Corp.
(The) ............... 1,837 $ 83,326 (27.7) %
Best Buy Co., Inc. ......... 444 36,874 (12.2)
Booking Holdings, Inc. ...... 10 29,708 (9.9)
Booz Allen Hamilton Holding
Corp. ............... 361 43,710 (14.5)
Bristol-Myers Squibb Co. .... 3,017 187,627 (62.3)
Builders FirstSource, Inc. .... 523 75,537 (25.1)
Cadence Design Systems, Inc. 1,068 249,923 (83.0)
Cardinal Health, Inc. ....... 327 29,911 (9.9)
Caterpillar, Inc. ........... 213 56,481 (18.8)
Centene Corp. ........... 481 32,751 (10.9)
CH Robinson Worldwide, Inc. . 116 11,621 (3.9)
Chipotle Mexican Grill, Inc. ... 8 15,698 (5.2)
Cigna Group (The) ........ 217 64,037 (21.3)
Citigroup, Inc. ............ 467 22,257 (7.4)
Cognizant Technology Solutions
Corp., Class A ......... 801 52,890 (17.6)
ConocoPhillips ........... 518 60,979 (20.3)
CSX Corp. .............. 1,842 61,375 (20.4)
Cummins, Inc. ........... 371 96,757 (32.1)
CVS Health Corp. ......... 861 64,308 (21.4)
Darden Restaurants, Inc. .... 339 57,264 (19.0)
Dell Technologies, Inc., Class C 1,532 81,073 (26.9)
Dentsply Sirona, Inc. ....... 721 29,936 (9.9)
Dexcom, Inc. ............ 19 2,367 (0.8)
Discover Financial Services .. 479 50,558 (16.8)
DocuSign, Inc. ........... 709 38,158 (12.7)
Domino's Pizza, Inc. ....... 132 52,370 (17.4)
DR Horton, Inc. ........... 410 52,078 (17.3)
DuPont de Nemours, Inc. .... 614 47,665 (15.8)
Eaton Corp. plc ........... 73 14,988 (5.0)
eBay, Inc. .............. 4,710 209,642 (69.6)
Edwards Lifesciences Corp. .. 1,161 95,283 (31.6)
Entergy Corp. ............ 78 8,011 (2.7)
Etsy, Inc. ............... 563 57,229 (19.0)
Exelon Corp. ............ 39 1,633 (0.5)
Expedia Group, Inc. ........ 1,103 135,151 (44.9)
Expeditors International of
Washington, Inc. ........ 257 32,716 (10.9)
Fair Isaac Corp. .......... 140 117,316 (39.0)
Fortinet, Inc. ............. 1,332 103,523 (34.4)
Fortune Brands Innovations, Inc. 1,968 139,866 (46.5)
Fox Corp., Class A ........ 1,062 35,524 (11.8)
Franklin Resources, Inc. ..... 2,009 58,743 (19.5)
Gilead Sciences, Inc. ....... 1,216 92,586 (30.7)
Hartford Financial Services
Group, Inc. (The) ....... 570 40,972 (13.6)
HCA Healthcare, Inc. ....... 330 90,027 (29.9)
Hershey Co. (The) ........ 698 161,454 (53.6)
Hewlett Packard Enterprise Co. 4,071 70,754 (23.5)
Hologic, Inc. ............. 806 64,013 (21.3)
Hubbell, Inc. ............. 98 30,576 (10.2)
Humana, Inc. ............ 22 10,050 (3.3)
IDEXX Laboratories, Inc. .... 173 95,968 (31.9)
Incyte Corp. ............. 2,504 159,555 (53.0)
Ingersoll Rand, Inc. ........ 228 14,882 (4.9)
Intercontinental Exchange, Inc. 239 27,437 (9.1)
Intuitive Surgical, Inc. ...... 47 15,247 (5.1)
Invesco Ltd. ............. 1,068 17,942 (6.0)
James Hardie Industries plc,
CDI ................ 720 21,101 (7.0)
Jazz Pharmaceuticals plc .... 1,060 138,245 (45.9)
JB Hunt Transport Services, Inc. 791 161,317 (53.6)
JM Smucker Co. (The) ...... 260 39,169 (13.0)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
18
Shares Value
% of Basket
Value
United States (continued)
Juniper Networks, Inc. ...... 1,162 $ 32,304 (10.7) %
Keysight Technologies, Inc. ... 1,354 218,102 (72.4)
KKR & Co., Inc. .......... 188 11,163 (3.7)
Kroger Co. (The) .......... 259 12,598 (4.2)
Lam Research Corp. ....... 96 68,975 (22.9)
Lattice Semiconductor Corp. .. 1,037 94,305 (31.3)
Lennar Corp., Class A ...... 371 47,054 (15.6)
LKQ Corp. .............. 422 23,121 (7.7)
Lowe's Cos., Inc. ......... 312 73,092 (24.3)
Lululemon Athletica, Inc. .... 2 757 (0.2)
Marathon Oil Corp. ........ 1,624 42,662 (14.2)
Marathon Petroleum Corp. ... 165 21,948 (7.3)
Masco Corp. ............ 169 10,255 (3.4)
McKesson Corp. .......... 52 20,925 (6.9)
Meta Platforms, Inc., Class A . 43 13,700 (4.5)
MetLife, Inc. ............. 687 43,260 (14.4)
Mettler-Toledo International, Inc. 107 134,549 (44.7)
MGM Resorts International ... 990 50,262 (16.7)
Microchip Technology, Inc. ... 1,460 137,152 (45.6)
Microsoft Corp. ........... 1 336 (0.1)
Moody's Corp. ........... 231 81,485 (27.1)
MSCI, Inc. .............. 18 9,865 (3.3)
NetApp, Inc. ............. 1,764 137,610 (45.7)
Neurocrine Biosciences, Inc. .. 488 49,722 (16.5)
Nordson Corp. ........... 677 170,340 (56.6)
Nucor Corp. ............. 360 61,952 (20.6)
Old Dominion Freight Line, Inc. 62 26,008 (8.6)
Owens Corning ........... 288 40,317 (13.4)
Palo Alto Networks, Inc. ..... 222 55,491 (18.4)
Paycom Software, Inc. ...... 80 29,501 (9.8)
PepsiCo, Inc. ............ 495 92,793 (30.8)
Pinterest, Inc., Class A ...... 1,621 46,993 (15.6)
PPL Corp. .............. 843 23,208 (7.7)
Procter & Gamble Co. (The) .. 66 10,316 (3.4)
Prudential Financial, Inc. .... 1,246 120,227 (39.9)
PulteGroup, Inc. .......... 1,206 101,774 (33.8)
Qorvo, Inc. .............. 261 28,715 (9.5)
Reliance Steel & Aluminum Co. 542 158,730 (52.7)
Roche Holding AG ........ 350 108,518 (36.0)
Rollins, Inc. ............. 1,314 53,651 (17.8)
Schneider Electric SE ...... 172 30,680 (10.2)
Sensata Technologies Holding
plc ................. 263 11,112 (3.7)
Snap-on, Inc. ............ 392 106,797 (35.5)
Splunk, Inc. ............. 1,213 131,404 (43.6)
SS&C Technologies Holdings,
Inc. ................. 335 19,514 (6.5)
Starbucks Corp. .......... 950 96,492 (32.0)
State Street Corp. ......... 167 12,097 (4.0)
Steel Dynamics, Inc. ....... 804 85,690 (28.5)
Stellantis NV ............ 6,763 138,762 (46.1)
Stryker Corp. ............ 190 53,848 (17.9)
Synopsys, Inc. ........... 381 172,136 (57.2)
TJX Cos., Inc. (The) ....... 534 46,207 (15.3)
UGI Corp. .............. 2,853 77,002 (25.6)
United Parcel Service, Inc., Class
B .................. 473 88,513 (29.4)
Valero Energy Corp. ....... 89 11,473 (3.8)
Veeva Systems, Inc., Class A . 176 35,943 (11.9)
VeriSign, Inc. ............ 1,301 274,446 (91.1)
Vertex Pharmaceuticals, Inc. .. 503 177,227 (58.9)
Visa, Inc., Class A ......... 104 24,724 (8.2)
Walmart, Inc. ............ 87 13,908 (4.6)
Waters Corp. ............ 451 124,571 (41.4)
Shares Value
% of Basket
Value
United States (continued)
West Pharmaceutical Services,
Inc. ................. 79 $ 29,075 (9.7) %
Westinghouse Air Brake
Technologies Corp. ...... 369 43,704 (14.5)
Westlake Corp. ........... 778 106,975 (35.5)
WW Grainger, Inc. ......... 148 109,297 (36.3)
Xylem, Inc. .............. 280 31,570 (10.5)
Zimmer Biomet Holdings, Inc. . 30 4,145 (1.4)
9,642,757
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 358 27,626 (9.2)
Total Reference Entity — Long ............ 20,142,404
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (2,356) (15,849) 5.3
ASX Ltd. ............... (2,684) (112,134) 37.2
Aurizon Holdings Ltd. ...... (44,212) (113,307) 37.6
Commonwealth Bank of
Australia ............. (1,950) (138,740) 46.1
Computershare Ltd. ........ (2,943) (49,634) 16.5
Endeavour Group Ltd. ...... (13,937) (56,965) 18.9
IDP Education Ltd. ........ (2,365) (39,634) 13.2
IGO Ltd. ............... (8,679) (81,099) 26.9
Northern Star Resources Ltd. . (1,772) (13,833) 4.6
Qantas Airways Ltd. ....... (1,011) (4,442) 1.5
Ramsay Health Care Ltd. .... (1,140) (45,176) 15.0
REA Group Ltd. .......... (740) (78,450) 26.1
Reece Ltd. .............. (3,725) (49,188) 16.3
SEEK Ltd. .............. (1,205) (20,208) 6.7
Treasury Wine Estates Ltd. ... (8,315) (62,934) 20.9
Woodside Energy Group Ltd. . (1,878) (48,406) 16.1
(929,999)
Belgium
D'ieteren Group .......... (753) (131,509) 43.7
Brazil
MercadoLibre, Inc. ........ (16) (19,809) 6.6
Yara International ASA ...... (881) (35,982) 11.9
(55,791)
China
Prosus NV .............. (769) (60,833) 20.2
Denmark
Coloplast A/S, Class B ...... (1,414) (175,769) 58.4
Demant A/S ............. (284) (11,302) 3.8
Orsted A/S .............. (535) (46,556) 15.5
(233,627)
Finland
Fortum OYJ ............. (3,130) (42,371) 14.1
Kesko OYJ, Class B ....... (2,953) (59,086) 19.6
Kone OYJ, Class B ........ (1,429) (73,297) 24.3
(174,754)
France
Accor SA ............... (332) (12,527) 4.2
Adevinta ASA ............ (5,256) (38,879) 12.9
Aeroports de Paris ........ (499) (68,908) 22.9
Air Liquide SA ........... (421) (75,693) 25.1

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
19
Shares Value
% of Basket
Value
France (continued)
Alstom SA .............. (2,332) $ (71,406) 23.7%
Bouygues SA ............ (6,293) (225,425) 74.9
Cie Generale des Etablissements
Michelin SCA .......... (453) (14,834) 4.9
EssilorLuxottica SA ........ (734) (147,663) 49.0
LVMH Moet Hennessy Louis
Vuitton SE ............ (136) (126,313) 42.0
Remy Cointreau SA ........ (460) (78,963) 26.2
Renault SA ............. (651) (28,593) 9.5
Sartorius Stedim Biotech .... (297) (92,923) 30.9
SEB SA ................ (151) (16,904) 5.6
(999,031)
Germany
adidas AG .............. (645) (130,216) 43.3
Bechtle AG ............. (1,784) (78,520) 26.1
Carl Zeiss Meditec AG ...... (586) (67,906) 22.6
Covestro AG ............ (1,536) (82,512) 27.4
Daimler Truck Holding AG ... (570) (21,392) 7.1
Evonik Industries AG ....... (4,644) (96,191) 31.9
Fresenius Medical Care AG &
Co. KGaA ............ (488) (25,344) 8.4
Fresenius SE & Co. KGaA ... (95) (2,981) 1.0
Hannover Rueck SE ....... (181) (38,621) 12.8
HelloFresh SE ........... (1,272) (36,271) 12.0
LEG Immobilien SE ........ (348) (24,605) 8.2
Puma SE ............... (1,009) (68,190) 22.6
Siemens Healthineers AG .... (1,249) (72,571) 24.1
Symrise AG ............. (518) (56,582) 18.8
Telefonica Deutschland Holding
AG ................. (19,209) (51,756) 17.2
Vonovia SE ............. (3,305) (77,007) 25.6
Zalando SE ............. (515) (17,780) 5.9
(948,445)
Hong Kong
CK Infrastructure Holdings Ltd. (11,500) (60,943) 20.3
HKT Trust & HKT Ltd. ...... (86,000) (101,583) 33.7
Prudential plc ............ (5,769) (80,110) 26.6
(242,636)
Ireland
AIB Group plc ............ (18,040) (84,854) 28.2
Kingspan Group plc ........ (742) (59,556) 19.8
(144,410)
Italy
Amplifon SpA ............ (1,342) (45,403) 15.1
FinecoBank Banca Fineco SpA (1,666) (25,868) 8.6
Nexi SpA ............... (12,024) (104,128) 34.6
(175,399)
Japan
Advantest Corp. .......... (100) (13,831) 4.6
Aeon Co. Ltd. ............ (5,300) (114,791) 38.1
Bandai Namco Holdings, Inc. . (1,800) (40,724) 13.5
Brother Industries Ltd. ...... (3,200) (49,881) 16.6
Daiichi Sankyo Co. Ltd. ..... (1,100) (33,880) 11.3
Daikin Industries Ltd. ....... (700) (141,539) 47.0
Eisai Co. Ltd. ............ (800) (50,475) 16.8
GMO Payment Gateway, Inc. . (400) (30,516) 10.1
Ibiden Co. Ltd. ........... (500) (30,390) 10.1
Iida Group Holdings Co. Ltd. .. (5,300) (92,975) 30.9
Itochu Techno-Solutions Corp. . (2,900) (73,498) 24.4
Japan Exchange Group, Inc. .. (1,200) (20,908) 6.9
Japan Post Bank Co. Ltd. .... (1,700) (14,143) 4.7
Keio Corp. .............. (2,000) (66,481) 22.1
Shares Value
% of Basket
Value
Japan (continued)
Keisei Electric Railway Co. Ltd. (1,600) $ (66,408) 22.1%
Keyence Corp. ........... (100) (44,874) 14.9
Kobe Bussan Co. Ltd. ...... (1,200) (31,963) 10.6
Koei Tecmo Holdings Co. Ltd. . (4,000) (68,445) 22.7
Konami Group Corp. ....... (600) (33,658) 11.2
Kose Corp. ............. (400) (39,170) 13.0
Kubota Corp. ............ (10,500) (158,613) 52.7
Kyocera Corp. ........... (500) (26,906) 8.9
Lasertec Corp. ........... (400) (60,553) 20.1
Lixil Corp. .............. (7,400) (94,571) 31.4
M3, Inc. ................ (700) (16,187) 5.4
Makita Corp. ............ (2,900) (81,435) 27.0
MINEBEA MITSUMI, Inc. .... (1,200) (22,227) 7.4
Mitsubishi Chemical Group
Corp. ............... (5,200) (31,105) 10.3
Mitsui OSK Lines Ltd. ...... (3,400) (87,896) 29.2
Mizuho Financial Group, Inc. .. (7,400) (125,544) 41.7
Nexon Co. Ltd. ........... (1,300) (24,803) 8.2
NIDEC Corp. ............ (200) (11,945) 4.0
Nintendo Co. Ltd. ......... (3,600) (162,845) 54.1
Nippon Paint Holdings Co. Ltd. (2,600) (23,822) 7.9
Nippon Telegraph & Telephone
Corp. ............... (78,300) (89,788) 29.8
Nippon Yusen KK ......... (1,000) (24,326) 8.1
Nitori Holdings Co. Ltd. ..... (500) (61,226) 20.3
Nomura Research Institute Ltd. (2,800) (79,562) 26.4
NTT Data Group Corp. ...... (5,800) (80,685) 26.8
Oji Holdings Corp. ......... (5,300) (20,926) 6.9
Rakuten Group, Inc. ....... (29,900) (117,111) 38.9
Renesas Electronics Corp. ... (3,200) (61,740) 20.5
Rohm Co. Ltd. ........... (300) (28,112) 9.3
SCSK Corp. ............. (2,700) (44,888) 14.9
Sharp Corp. ............. (18,300) (108,815) 36.1
Shimano, Inc. ............ (500) (75,364) 25.0
SoftBank Group Corp. ...... (1,100) (55,949) 18.6
Sompo Holdings, Inc. ...... (600) (26,526) 8.8
Sony Group Corp. ......... (100) (9,367) 3.1
Square Enix Holdings Co. Ltd. . (2,800) (129,694) 43.1
Sumitomo Chemical Co. Ltd. .. (7,700) (23,748) 7.9
Sumitomo Electric Industries
Ltd. ................ (6,200) (79,496) 26.4
T&D Holdings, Inc. ........ (900) (14,633) 4.9
Taisei Corp. ............. (2,600) (98,531) 32.7
Takeda Pharmaceutical Co. Ltd. (1,100) (33,632) 11.2
Tobu Railway Co. Ltd. ...... (1,600) (42,339) 14.1
Toho Co. Ltd. ............ (500) (19,491) 6.5
Tosoh Corp. ............. (7,100) (92,802) 30.8
Toyota Motor Corp. ........ (1,200) (20,176) 6.7
Yamato Holdings Co. Ltd. .... (400) (7,491) 2.5
Yaskawa Electric Corp. ..... (800) (34,776) 11.6
Z Holdings Corp. .......... (48,900) (136,334) 45.3
(3,604,530)
Jordan
Hikma Pharmaceuticals plc ... (2,221) (59,645) 19.8
Luxembourg
Eurofins Scientific SE ...... (2,146) (147,595) 49.0
Netherlands
Aegon NV .............. (12,977) (70,443) 23.4
Akzo Nobel NV ........... (1,349) (115,404) 38.3
Argenx SE .............. (194) (97,706) 32.4
Euronext NV ............ (630) (47,952) 15.9
Heineken NV ............ (169) (16,542) 5.5
IMCD NV ............... (1,084) (164,258) 54.6

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
20
Shares Value
% of Basket
Value
Netherlands (continued)
OCI NV ................ (2,604) $ (74,213) 24.6%
(586,518)
Norway
Aker BP ASA ............ (4,559) (127,709) 42.4
Gjensidige Forsikring ASA ... (1,365) (21,548) 7.2
Orkla ASA .............. (2,752) (21,716) 7.2
(170,973)
Singapore
Capitaland Investment Ltd. ... (32,000) (81,904) 27.2
Spain
Cellnex Telecom SA ....... (1,420) (57,992) 19.2
EDP Renovaveis SA ....... (2,497) (47,695) 15.8
Grifols SA .............. (5,051) (74,201) 24.6
(179,888)
Sweden
Alfa Laval AB ............ (1,456) (54,503) 18.1
Atlas Copco AB, Class A .... (2,024) (28,753) 9.6
Beijer Ref AB ............ (7,140) (97,094) 32.2
Embracer Group AB ....... (18,528) (53,181) 17.7
EQT AB ................ (1,990) (47,535) 15.8
Holmen AB, Class B ....... (1,214) (46,764) 15.5
Kinnevik AB, Class B ....... (688) (9,390) 3.1
Tele2 AB, Class B ......... (2,533) (19,060) 6.3
Telia Co. AB ............. (27,688) (59,501) 19.8
(415,781)
Switzerland
Bachem Holding AG ....... (790) (72,973) 24.2
Banque Cantonale Vaudoise
(Registered) ........... (1,423) (159,719) 53.1
Barry Callebaut AG (Registered) (29) (54,375) 18.1
DSM-Firmenich AG ........ (923) (101,991) 33.9
Givaudan SA (Registered) ... (7) (23,628) 7.9
Lonza Group AG (Registered) . (265) (153,975) 51.1
SIG Group AG ........... (5,002) (133,722) 44.4
Sonova Holding AG (Registered) (134) (37,352) 12.4
Swiss Prime Site AG
(Registered) ........... (694) (67,186) 22.3
(804,921)
United Kingdom
abrdn plc ............... (8,673) (25,811) 8.6
Admiral Group plc ......... (2,364) (64,544) 21.4
AstraZeneca plc .......... (616) (88,505) 29.4
BT Group plc ............ (10,621) (16,643) 5.5
CNH Industrial NV ......... (1,466) (21,173) 7.0
Diageo plc .............. (398) (17,370) 5.8
Entain plc .............. (2,293) (40,842) 13.6
Hargreaves Lansdown plc ... (2,935) (32,112) 10.7
Linde plc ............... (55) (21,487) 7.1
National Grid plc .......... (3,286) (43,555) 14.5
Ocado Group plc ......... (3,055) (36,778) 12.2
Pearson plc ............. (8,020) (88,714) 29.5
Persimmon plc ........... (2,757) (40,988) 13.6
Phoenix Group Holdings plc .. (9,089) (64,215) 21.3
Schroders plc ............ (12,133) (71,582) 23.8
Smith & Nephew plc ....... (9,119) (138,727) 46.1
SSE plc ................ (3,447) (74,535) 24.8
Vodafone Group plc ........ (23,303) (22,167) 7.4
Wise plc, Class A ......... (6,080) (60,641) 20.1
(970,389)
Shares Value
% of Basket
Value
United States
Advance Auto Parts, Inc. .... (998) $ (74,241) 24.7%
Advanced Micro Devices, Inc. . (340) (38,896) 12.9
Air Products & Chemicals, Inc. (519) (158,466) 52.6
Albemarle Corp. .......... (149) (31,630) 10.5
Albertsons Cos., Inc., Class A . (1,360) (29,553) 9.8
Alliant Energy Corp. ....... (1,566) (84,157) 28.0
Allstate Corp. (The) ........ (536) (60,396) 20.1
Alnylam Pharmaceuticals, Inc. . (42) (8,207) 2.7
Amazon.com, Inc. ......... (542) (72,455) 24.1
Amcor plc .............. (18,662) (191,472) 63.6
American Electric Power Co.,
Inc. ................. (321) (27,202) 9.0
American Water Works Co., Inc. (165) (24,326) 8.1
Amphenol Corp., Class A .... (478) (42,212) 14.0
Aptiv plc ............... (401) (43,905) 14.6
Aramark ............... (3,063) (123,653) 41.1
Arthur J Gallagher & Co. .... (121) (25,991) 8.6
Aspen Technology, Inc. ..... (934) (166,719) 55.4
AT&T, Inc. .............. (1,211) (17,584) 5.8
Avantor, Inc. ............. (2,826) (58,131) 19.3
Axon Enterprise, Inc. ....... (98) (18,221) 6.1
Ball Corp. .............. (1,554) (91,204) 30.3
Baxter International, Inc. .... (1,800) (81,414) 27.0
Bentley Systems, Inc., Class B (14) (754) 0.3
BILL Holdings, Inc. ........ (490) (61,417) 20.4
BioMarin Pharmaceutical, Inc. . (1,337) (117,562) 39.0
Bio-Rad Laboratories, Inc., Class
A .................. (106) (42,968) 14.3
Bio-Techne Corp. ......... (619) (51,625) 17.1
Blackstone, Inc. .......... (472) (49,461) 16.4
Broadridge Financial Solutions,
Inc. ................. (628) (105,454) 35.0
Bunge Ltd. .............. (43) (4,673) 1.6
Burlington Stores, Inc. ...... (174) (30,906) 10.3
Caesars Entertainment, Inc. .. (612) (36,120) 12.0
Campbell Soup Co. ........ (1,740) (79,727) 26.5
CarMax, Inc. ............ (937) (77,406) 25.7
Carnival Corp. ........... (2,305) (43,426) 14.4
CBRE Group, Inc., Class A ... (665) (55,401) 18.4
Celanese Corp. .......... (1,193) (149,590) 49.7
Charles River Laboratories
International, Inc. ....... (321) (67,262) 22.3
Charles Schwab Corp. (The) .. (1,158) (76,544) 25.4
Chesapeake Energy Corp. ... (520) (43,857) 14.6
Chewy, Inc., Class A ....... (859) (29,120) 9.7
Citizens Financial Group, Inc. . (737) (23,776) 7.9
Clarivate plc ............. (1,410) (13,409) 4.5
Cleveland-Cliffs, Inc. ....... (685) (12,090) 4.0
Cloudflare, Inc., Class A ..... (618) (42,500) 14.1
CME Group, Inc. .......... (377) (75,008) 24.9
Coinbase Global, Inc., Class A (179) (17,651) 5.9
Constellation Energy Corp. ... (723) (69,878) 23.2
Cooper Cos., Inc. (The) ..... (29) (11,347) 3.8
Corteva, Inc. ............ (238) (13,430) 4.5
CoStar Group, Inc. ........ (698) (58,611) 19.5
Costco Wholesale Corp. ..... (57) (31,958) 10.6
Crowdstrike Holdings, Inc., Class
A .................. (149) (24,087) 8.0
Crown Holdings, Inc. ....... (570) (52,873) 17.6
CSL Ltd. ............... (875) (157,602) 52.3
CyberArk Software Ltd. ..... (140) (23,241) 7.7
Darling Ingredients, Inc. ..... (1,362) (94,318) 31.3
Datadog, Inc., Class A ...... (336) (39,218) 13.0
DaVita, Inc. ............. (377) (38,450) 12.8
Dick's Sporting Goods, Inc. ... (129) (18,189) 6.0

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
21
Shares Value
% of Basket
Value
United States (continued)
Dollar General Corp. ....... (700) $ (118,202) 39.3%
Dollar Tree, Inc. .......... (654) (100,932) 33.5
Dominion Energy, Inc. ...... (1,726) (92,427) 30.7
DoorDash, Inc., Class A ..... (357) (32,412) 10.8
Duke Energy Corp. ........ (75) (7,021) 2.3
Elevance Health, Inc. ....... (104) (49,050) 16.3
Enphase Energy, Inc. ....... (94) (14,272) 4.7
Entegris, Inc. ............ (1,811) (198,685) 66.0
EQT Corp. .............. (763) (32,183) 10.7
Erie Indemnity Co., Class A .. (151) (33,516) 11.1
Essential Utilities, Inc. ...... (1,048) (44,320) 14.7
Exact Sciences Corp. ...... (123) (11,997) 4.0
Fifth Third Bancorp ........ (183) (5,325) 1.8
First Solar, Inc. ........... (373) (77,360) 25.7
FleetCor Technologies, Inc. ... (129) (32,109) 10.7
Generac Holdings, Inc. ..... (52) (7,992) 2.7
General Electric Co. ....... (223) (25,476) 8.5
General Mills, Inc. ......... (94) (7,026) 2.3
Hasbro, Inc. ............. (1,289) (83,218) 27.6
Hess Corp. ............. (656) (99,535) 33.1
Home Depot, Inc. (The) ..... (359) (119,849) 39.8
Hyatt Hotels Corp., Class A ... (940) (118,769) 39.4
Illumina, Inc. ............ (120) (23,058) 7.7
Insulet Corp. ............ (92) (25,461) 8.5
Intel Corp. .............. (1,512) (54,084) 18.0
International Business Machines
Corp. ............... (842) (121,400) 40.3
International Paper Co. ..... (2,296) (82,794) 27.5
Jack Henry & Associates, Inc. . (789) (132,213) 43.9
Kinder Morgan, Inc. ........ (1,061) (18,790) 6.2
Las Vegas Sands Corp. ..... (1,975) (118,125) 39.2
Leidos Holdings, Inc. ....... (1,202) (112,423) 37.3
Liberty Broadband Corp., Class
C .................. (156) (13,904) 4.6
Liberty Media Corp-Liberty
Formula One, Class C .... (1,739) (126,251) 41.9
Live Nation Entertainment, Inc. (364) (31,941) 10.6
LPL Financial Holdings, Inc. .. (250) (57,340) 19.0
M&T Bank Corp. .......... (337) (47,133) 15.7
MarketAxess Holdings, Inc. .. (219) (58,959) 19.6
Marriott International, Inc., Class
A .................. (452) (91,218) 30.3
Martin Marietta Materials, Inc. . (145) (64,737) 21.5
Marvell Technology, Inc. ..... (804) (52,364) 17.4
McCormick & Co., Inc. (Non-
Voting) .............. (62) (5,548) 1.8
Moderna, Inc. ............ (64) (7,530) 2.5
MongoDB, Inc. ........... (45) (19,053) 6.3
Motorola Solutions, Inc. ..... (280) (80,256) 26.7
Nasdaq, Inc. ............ (550) (27,769) 9.2
Newmont Corp. .......... (519) (22,275) 7.4
Northern Trust Corp. ....... (696) (55,763) 18.5
Novocure Ltd. ............ (709) (23,142) 7.7
Okta, Inc. ............... (302) (23,212) 7.7
Paramount Global, Class B ... (4,755) (76,223) 25.3
Pentair plc .............. (517) (35,931) 11.9
PG&E Corp. ............. (2,944) (51,844) 17.2
Pool Corp. .............. (90) (34,627) 11.5
Raymond James Financial, Inc. (93) (10,236) 3.4
Regions Financial Corp. ..... (1,748) (35,607) 11.8
Repligen Corp. ........... (380) (65,193) 21.7
Republic Services, Inc. ..... (953) (144,008) 47.8
Roper Technologies, Inc. .... (314) (154,818) 51.4
Salesforce, Inc. ........... (284) (63,903) 21.2
Sanofi ................. (580) (61,877) 20.6
Shares Value
% of Basket
Value
United States (continued)
Snap, Inc., Class A ........ (3,574) $ (40,601) 13.5%
Snowflake, Inc., Class A ..... (285) (50,647) 16.8
SolarEdge Technologies, Inc. . (230) (55,536) 18.4
Southwest Airlines Co. ...... (591) (20,189) 6.7
Stanley Black & Decker, Inc. .. (1,038) (103,042) 34.2
Take-Two Interactive Software,
Inc. ................. (1,518) (232,163) 77.1
Teledyne Technologies, Inc. .. (337) (129,587) 43.0
Teleflex, Inc. ............. (18) (4,521) 1.5
Tenaris SA .............. (4,574) (76,009) 25.2
Tesla, Inc. .............. (125) (33,429) 11.1
Thermo Fisher Scientific, Inc. . (255) (139,908) 46.5
T-Mobile US, Inc. ......... (1,057) (145,623) 48.4
Tractor Supply Co. ........ (16) (3,584) 1.2
Trade Desk, Inc. (The), Class A (85) (7,757) 2.6
Truist Financial Corp. ....... (651) (21,626) 7.2
Twilio, Inc., Class A ........ (987) (65,172) 21.6
Tyson Foods, Inc., Class A ... (1,215) (67,700) 22.5
UiPath, Inc., Class A ....... (388) (7,015) 2.3
Union Pacific Corp. ........ (302) (70,070) 23.3
US Bancorp ............. (848) (33,649) 11.2
Verizon Communications, Inc. . (2,978) (101,490) 33.7
VF Corp. ............... (2,400) (47,544) 15.8
Vimeo, Inc. ............. (1) (4) 0.0
(a)
Walgreens Boots Alliance, Inc. (1,898) (56,883) 18.9
Walt Disney Co. (The) ...... (882) (78,401) 26.0
Warner Bros Discovery, Inc. .. (5,734) (74,943) 24.9
Waste Connections, Inc. ..... (626) (88,372) 29.4
Waste Management, Inc. .... (766) (125,463) 41.7
Webster Financial Corp. ..... (1,210) (57,257) 19.0
Western Digital Corp. ....... (338) (14,385) 4.8
Williams Cos., Inc. (The) .... (4,913) (169,253) 56.2
Wynn Resorts Ltd. ........ (354) (38,579) 12.8
Zebra Technologies Corp., Class
A .................. (186) (57,281) 19.0
ZoomInfo Technologies, Inc. .. (2,617) (66,917) 22.2
Zscaler, Inc. ............. (44) (7,057) 2.3
(9,245,287)
Preferred Securities
Germany
Sartorius AG (Preference) ... (193) (79,628) 26.4
Total Reference Entity — Short ............ (20,443,493)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (301,089)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date November 17, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 4,936 130,731 (37.5)
BlueScope Steel Ltd. ....... 3,430 50,582 (14.5)
Brambles Ltd. ............ 12,608 119,282 (34.2)
Coles Group Ltd. ......... 1,711 20,923 (6.0)
Lottery Corp. Ltd. (The) ..... 39,134 136,182 (39.1)
QBE Insurance Group Ltd. ... 1,358 14,418 (4.1)
Rio Tinto Ltd. ............ 396 31,357 (9.0)
South32 Ltd. ............ 21,578 56,819 (16.3)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
22
Shares Value
% of Basket
Value
Australia (continued)
Suncorp Group Ltd. ........ 2,250 $ 21,560 (6.2) %
581,854
Austria
OMV AG ............... 1,428 64,337 (18.5)
Belgium
Sofina SA .............. 163 38,757 (11.1)
Canada
Bank of Montreal ......... 346 32,153 (9.2)
Canadian Imperial Bank of
Commerce ........... 533 23,476 (6.7)
Canadian National Railway Co. 1,175 142,427 (40.9)
Canadian Natural Resources
Ltd. ................ 796 48,407 (13.9)
Canadian Utilities Ltd., Class A 119 2,964 (0.8)
CGI, Inc. ............... 281 28,555 (8.2)
Constellation Software, Inc. .. 30 63,382 (18.2)
Descartes Systems Group, Inc.
(The) ............... 318 24,803 (7.1)
Dollarama, Inc. ........... 1,060 69,823 (20.0)
FirstService Corp. ......... 59 9,240 (2.6)
iA Financial Corp., Inc. ...... 176 12,194 (3.5)
Imperial Oil Ltd. .......... 1,838 99,019 (28.4)
Loblaw Cos. Ltd. .......... 883 78,346 (22.5)
National Bank of Canada .... 320 25,063 (7.2)
Power Corp. of Canada ..... 875 24,791 (7.1)
Suncor Energy, Inc. ........ 1,560 48,812 (14.0)
TFI International, Inc. ....... 176 22,590 (6.5)
Toromont Industries Ltd. ..... 362 30,843 (8.8)
786,888
China
NXP Semiconductors NV .... 45 10,034 (2.9)
Denmark
Novo Nordisk A/S, Class B ... 205 33,057 (9.5)
Novozymes A/S, Class B .... 758 38,016 (10.9)
71,073
Finland
Nokia OYJ .............. 1,139 4,477 (1.3)
Nordea Bank Abp ......... 3,542 40,090 (11.5)
Orion OYJ, Class B ........ 268 10,300 (2.9)
54,867
Germany
E.ON SE ............... 7,360 93,106 (26.7)
GEA Group AG ........... 1,447 61,413 (17.6)
Heidelberg Materials AG .... 215 17,425 (5.0)
Mercedes-Benz Group AG ... 170 13,577 (3.9)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 39 14,681 (4.2)
SAP SE ................ 757 103,264 (29.6)
Scout24 SE ............. 44 2,909 (0.8)
306,375
Hong Kong
Hongkong Land Holdings Ltd. . 3,700 13,186 (3.8)
Power Assets Holdings Ltd. .. 12,500 65,515 (18.8)
Swire Pacific Ltd., Class A ... 5,500 45,976 (13.2)
Swire Properties Ltd. ....... 8,000 20,074 (5.7)
144,751
Shares Value
% of Basket
Value
Italy
Coca-Cola HBC AG ........ 45 $ 1,324 (0.4) %
Eni SpA ................ 7,190 109,769 (31.5)
Ferrari NV .............. 141 45,203 (13.0)
Mediobanca Banca di Credito
Finanziario SpA ........ 894 11,914 (3.4)
Poste Italiane SpA ......... 6,436 73,522 (21.1)
Snam SpA .............. 31,825 167,296 (48.0)
UniCredit SpA ........... 979 24,788 (7.1)
433,816
Japan
BayCurrent Consulting, Inc. .. 600 19,377 (5.6)
Chugai Pharmaceutical Co. Ltd. 1,300 38,690 (11.1)
Concordia Financial Group Ltd. 2,800 12,807 (3.7)
Dentsu Group, Inc. ........ 1,600 53,538 (15.4)
Fuji Electric Co. Ltd. ....... 1,400 63,293 (18.2)
Hakuhodo DY Holdings, Inc. .. 2,600 29,912 (8.6)
Hamamatsu Photonics KK ... 1,400 67,454 (19.3)
Idemitsu Kosan Co. Ltd. ..... 700 14,782 (4.2)
Inpex Corp. ............. 1,100 14,203 (4.1)
Japan Tobacco, Inc. ....... 4,900 108,729 (31.2)
Kirin Holdings Co. Ltd. ...... 1,300 19,202 (5.5)
Kurita Water Industries Ltd. ... 600 24,129 (6.9)
MISUMI Group, Inc. ........ 900 16,465 (4.7)
Mitsubishi Electric Corp. ..... 1,700 24,533 (7.0)
Mitsubishi Estate Co. Ltd. .... 2,900 35,542 (10.2)
Mitsubishi UFJ Financial Group,
Inc. ................. 2,200 17,715 (5.1)
NGK Insulators Ltd. ........ 1,600 19,623 (5.6)
Nisshin Seifun Group, Inc. ... 600 7,441 (2.1)
Nissin Foods Holdings Co. Ltd. 1,000 84,316 (24.2)
Nomura Real Estate Holdings,
Inc. ................. 1,500 37,205 (10.7)
Ono Pharmaceutical Co. Ltd. . 5,300 97,124 (27.9)
Persol Holdings Co. Ltd. ..... 1,500 29,671 (8.5)
Resona Holdings, Inc. ...... 2,600 14,155 (4.1)
Seiko Epson Corp. ........ 300 4,927 (1.4)
Shimadzu Corp. .......... 100 3,037 (0.9)
Subaru Corp. ............ 1,800 34,116 (9.8)
Sumitomo Mitsui Financial
Group, Inc. ........... 900 42,167 (12.1)
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 50,572 (14.5)
Sysmex Corp. ........... 400 27,086 (7.8)
Terumo Corp. ............ 700 22,924 (6.6)
Tokyo Gas Co. Ltd. ........ 3,500 79,366 (22.8)
Toray Industries, Inc. ....... 3,500 19,598 (5.6)
Trend Micro, Inc. .......... 200 9,449 (2.7)
USS Co. Ltd. ............ 1,500 26,010 (7.5)
Yakult Honsha Co. Ltd. ..... 1,400 77,680 (22.3)
ZOZO, Inc. .............. 1,100 21,474 (6.2)
1,268,312
Netherlands
ABN AMRO Bank NV, CVA ... 1,289 21,917 (6.3)
ING Groep NV ........... 875 12,772 (3.7)
Koninklijke Ahold Delhaize NV . 2,894 99,752 (28.6)
Wolters Kluwer NV ........ 188 23,608 (6.8)
158,049
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 1,557 23,771 (6.8)
Spark New Zealand Ltd. ..... 6,695 21,555 (6.2)
45,326

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
23
Shares Value
% of Basket
Value
Norway
DNB Bank ASA ........... 2,776 $ 57,206 (16.4) %
Norsk Hydro ASA ......... 11,957 78,311 (22.5)
135,517
Singapore
Jardine Cycle & Carriage Ltd. . 1,400 36,134 (10.4)
Singapore Airlines Ltd. ...... 5,200 29,458 (8.5)
United Overseas Bank Ltd. ... 200 4,537 (1.3)
70,129
Spain
Banco Santander SA ....... 21,893 88,716 (25.5)
Naturgy Energy Group SA ... 652 19,880 (5.7)
108,596
Sweden
Epiroc AB, Class A ........ 1,116 22,282 (6.4)
Evolution AB ............ 71 8,755 (2.5)
Industrivarden AB, Class C ... 4,958 140,464 (40.3)
SKF AB, Class B .......... 892 16,995 (4.9)
Svenska Handelsbanken AB,
Class A .............. 2,148 18,859 (5.4)
207,355
Switzerland
Baloise Holding AG (Registered) 45 6,966 (2.0)
Julius Baer Group Ltd. ...... 422 29,889 (8.6)
Swatch Group AG (The) ..... 41 13,122 (3.8)
49,977
United Kingdom
3i Group plc ............. 1,473 37,372 (10.7)
NatWest Group plc ........ 14,613 45,871 (13.2)
Sage Group plc (The) ...... 2,601 31,286 (9.0)
Smiths Group plc ......... 1,545 33,696 (9.7)
St James's Place plc ....... 1,459 17,612 (5.0)
165,837
United States
A O Smith Corp. .......... 921 66,892 (19.2)
Allegion plc ............. 462 53,989 (15.5)
Alphabet, Inc., Class A ...... 110 14,599 (4.2)
American International Group,
Inc. ................. 554 33,395 (9.6)
Amgen, Inc. ............. 44 10,303 (3.0)
ANSYS, Inc. ............. 85 29,079 (8.3)
BRP, Inc. ............... 120 11,039 (3.2)
Centene Corp. ........... 181 12,324 (3.5)
CH Robinson Worldwide, Inc. . 331 33,160 (9.5)
Cheniere Energy, Inc. ...... 144 23,308 (6.7)
Cintas Corp. ............. 415 208,347 (59.8)
Copart, Inc. ............. 850 75,132 (21.6)
CSX Corp. .............. 2,731 90,997 (26.1)
CVS Health Corp. ......... 608 45,412 (13.0)
Dentsply Sirona, Inc. ....... 513 21,300 (6.1)
Dexcom, Inc. ............ 199 24,787 (7.1)
DocuSign, Inc. ........... 377 20,290 (5.8)
Entergy Corp. ............ 152 15,610 (4.5)
EOG Resources, Inc. ....... 283 37,506 (10.8)
Etsy, Inc. ............... 58 5,896 (1.7)
Exelon Corp. ............ 684 28,632 (8.2)
Expeditors International of
Washington, Inc. ........ 938 119,407 (34.3)
FedEx Corp. ............ 67 18,087 (5.2)
Fortinet, Inc. ............. 24 1,865 (0.5)
Gartner, Inc. ............. 37 13,083 (3.8)
General Motors Co. ........ 285 10,935 (3.1)
Shares Value
% of Basket
Value
United States (continued)
GoDaddy, Inc., Class A ..... 450 $ 34,691 (10.0) %
Graco, Inc. .............. 847 67,193 (19.3)
GSK plc ............... 3,150 56,074 (16.1)
Hartford Financial Services
Group, Inc. (The) ....... 896 64,404 (18.5)
Holcim Ltd .............. 2,388 166,436 (47.8)
Hologic, Inc. ............. 1,133 89,983 (25.8)
HubSpot, Inc. ............ 24 13,933 (4.0)
Humana, Inc. ............ 38 17,360 (5.0)
Illinois Tool Works, Inc. ...... 575 151,409 (43.4)
Intuit, Inc. .............. 161 82,384 (23.6)
Invesco Ltd. ............. 2,481 41,681 (12.0)
James Hardie Industries plc,
CDI ................ 2,018 59,141 (17.0)
JM Smucker Co. (The) ...... 73 10,997 (3.2)
KLA Corp. .............. 257 132,085 (37.9)
Lennar Corp., Class A ...... 85 10,781 (3.1)
Lennox International, Inc. .... 62 22,781 (6.5)
LKQ Corp. .............. 703 38,517 (11.1)
Lululemon Athletica, Inc. .... 74 28,011 (8.0)
McDonald's Corp. ......... 41 12,021 (3.5)
Microsoft Corp. ........... 400 134,368 (38.6)
Mohawk Industries, Inc. ..... 229 24,352 (7.0)
Nestle SA (Registered) ..... 537 65,793 (18.9)
Nordson Corp. ........... 255 64,161 (18.4)
Old Dominion Freight Line, Inc. 55 23,072 (6.6)
O'Reilly Automotive, Inc. .... 196 181,455 (52.1)
Otis Worldwide Corp. ....... 955 86,867 (24.9)
Paychex, Inc. ............ 662 83,061 (23.8)
Pinterest, Inc., Class A ...... 45 1,305 (0.4)
Procter & Gamble Co. (The) .. 813 127,072 (36.5)
Qorvo, Inc. .............. 45 4,951 (1.4)
QUALCOMM, Inc. ......... 185 24,451 (7.0)
ServiceNow, Inc. .......... 211 123,013 (35.3)
Signature Bank ........... 129 6 (0.0)
(b)
Stryker Corp. ............ 90 25,507 (7.3)
Synchrony Financial ....... 540 18,652 (5.4)
Texas Instruments, Inc. ..... 108 19,440 (5.6)
Trimble, Inc. ............. 910 48,958 (14.0)
Ulta Beauty, Inc. .......... 27 12,010 (3.4)
United Rentals, Inc. ........ 34 15,799 (4.5)
Universal Health Services, Inc.,
Class B .............. 39 5,419 (1.6)
Valero Energy Corp. ....... 87 11,215 (3.2)
Whirlpool Corp. ........... 365 52,655 (15.1)
Zimmer Biomet Holdings, Inc. . 232 32,051 (9.2)
3,310,889
Total Reference Entity — Long ............ 8,012,739
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (829) (5,577) 1.6
ASX Ltd. ............... (1,073) (44,828) 12.9
EBOS Group Ltd. ......... (2,837) (67,987) 19.5
Flutter Entertainment plc .... (172) (34,211) 9.8
Insurance Australia Group Ltd. (26,121) (104,275) 29.9
Lendlease Corp. Ltd. ....... (1,776) (10,325) 3.0
Mineral Resources Ltd. ..... (908) (43,872) 12.6
Orica Ltd. .............. (3,847) (40,820) 11.7
Pilbara Minerals Ltd. ....... (7,303) (23,892) 6.8
Reece Ltd. .............. (255) (3,367) 1.0
Santos Ltd. ............. (8,132) (43,758) 12.5

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
24
Shares Value
% of Basket
Value
Australia (continued)
Transurban Group ......... (26,075) $ (251,755) 72.2%
(674,667)
Austria
Verbund AG ............. (408) (33,805) 9.7
Canada
Agnico Eagle Mines Ltd. ..... (794) (41,625) 11.9
Algonquin Power & Utilities
Corp. ............... (7,873) (64,959) 18.6
CAE, Inc. ............... (457) (10,442) 3.0
Cameco Corp. ........... (348) (12,235) 3.5
Emera, Inc. ............. (2,354) (95,488) 27.4
GFL Environmental, Inc. ..... (3,435) (117,300) 33.7
IGM Financial, Inc. ........ (551) (17,170) 4.9
Intact Financial Corp. ....... (199) (29,399) 8.4
Ivanhoe Mines Ltd., Class A .. (1,340) (14,206) 4.1
Keyera Corp. ............ (3,605) (90,245) 25.9
Nuvei Corp. ............. (219) (7,469) 2.1
Parkland Corp. ........... (2,490) (67,998) 19.5
Quebecor, Inc., Class B ..... (163) (3,990) 1.1
RB Global, Inc. ........... (258) (16,662) 4.8
Restaurant Brands International,
Inc. ................. (994) (76,096) 21.8
Shopify, Inc., Class A ....... (754) (50,936) 14.6
TC Energy Corp. .......... (2,023) (72,504) 20.8
Thomson Reuters Corp. ..... (173) (23,353) 6.7
WSP Global, Inc. ......... (781) (107,586) 30.9
(919,663)
China
Prosus NV .............. (175) (13,844) 4.0
Xinyi Glass Holdings Ltd. .... (10,000) (16,641) 4.8
(30,485)
Denmark
ROCKWOOL A/S, Class B ... (82) (22,055) 6.3
Tryg A/S ............... (299) (5,903) 1.7
Vestas Wind Systems A/S ... (1,715) (45,870) 13.2
(73,828)
Finland
UPM-Kymmene OYJ ....... (4,442) (147,064) 42.2
Wartsila OYJ Abp ......... (891) (11,194) 3.2
(158,258)
France
Adevinta ASA ............ (5,385) (39,833) 11.4
Germany
Commerzbank AG ......... (1,020) (12,201) 3.5
Fresenius Medical Care AG &
Co. KGaA ............ (1,124) (58,374) 16.7
Fresenius SE & Co. KGaA ... (699) (21,936) 6.3
LEG Immobilien SE ........ (142) (10,040) 2.9
Merck KGaA ............ (518) (91,025) 26.1
Symrise AG ............. (137) (14,965) 4.3
(208,541)
Italy
Amplifon SpA ............ (891) (30,144) 8.7
Davide Campari-Milano NV .. (9,490) (127,630) 36.6
FinecoBank Banca Fineco SpA (2,423) (37,623) 10.8
Infrastrutture Wireless Italiane
SpA ................ (16,407) (205,757) 59.1
Shares Value
% of Basket
Value
Italy (continued)
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) $ (36,303) 10.4%
(437,457)
Japan
Bandai Namco Holdings, Inc. . (1,100) (24,887) 7.2
CyberAgent, Inc. .......... (2,000) (12,644) 3.6
Daito Trust Construction Co. Ltd. (300) (32,271) 9.3
Iida Group Holdings Co. Ltd. .. (7,400) (129,814) 37.3
Japan Airlines Co. Ltd. ...... (1,500) (32,476) 9.3
Japan Exchange Group, Inc. .. (4,700) (81,889) 23.5
JSR Corp. .............. (1,000) (28,687) 8.2
Kintetsu Group Holdings Co.
Ltd. ................ (1,800) (60,384) 17.3
Koei Tecmo Holdings Co. Ltd. . (500) (8,556) 2.5
Koito Manufacturing Co. Ltd. .. (2,300) (42,291) 12.1
Konami Group Corp. ....... (700) (39,268) 11.3
Kose Corp. ............. (300) (29,378) 8.4
Kyocera Corp. ........... (400) (21,525) 6.2
M3, Inc. ................ (300) (6,937) 2.0
McDonald's Holdings Co. Japan
Ltd. ................ (300) (11,809) 3.4
MinebeaMitsumi, Inc. ....... (600) (11,114) 3.2
Mitsui OSK Lines Ltd. ...... (500) (12,926) 3.7
MonotaRO Co. Ltd. ........ (1,800) (21,969) 6.3
Nexon Co. Ltd. ........... (1,700) (32,435) 9.3
Nomura Holdings, Inc. ...... (13,000) (53,781) 15.4
NTT Data Group Corp. ...... (3,700) (51,471) 14.8
Shimano, Inc. ............ (200) (30,145) 8.7
SoftBank Group Corp. ...... (1,300) (66,121) 19.0
Sony Group Corp. ......... (500) (46,833) 13.4
T&D Holdings, Inc. ........ (1,200) (19,511) 5.6
Toyota Motor Corp. ........ (1,900) (31,946) 9.2
Yamato Holdings Co. Ltd. .... (4,000) (74,912) 21.5
Yaskawa Electric Corp. ..... (900) (39,123) 11.2
Z Holdings Corp. .......... (3,400) (9,479) 2.7
(1,064,582)
Netherlands
Adyen NV .............. (35) (64,961) 18.7
Aegon NV .............. (2,527) (13,717) 3.9
Ferrovial SE ............. (564) (18,690) 5.4
Universal Music Group NV ... (2,518) (64,586) 18.5
(161,954)
New Zealand
Auckland International Airport
Ltd. ................ (25,589) (133,581) 38.3
Norway
Aker BP ASA ............ (1) (28) 0.0
(a)
Gjensidige Forsikring ASA ... (1,764) (27,847) 8.0
(27,875)
Singapore
Capitaland Investment Ltd. ... (7,600) (19,452) 5.6
Sea Ltd., ADR ........... (764) (50,821) 14.6
Venture Corp. Ltd. ......... (12,600) (142,052) 40.8
(212,325)
South Korea
Delivery Hero SE ......... (1,125) (51,063) 14.7
Spain
CaixaBank SA ........... (6,726) (27,208) 7.8
Cellnex Telecom SA ....... (4,062) (165,888) 47.6

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
25
Shares Value
% of Basket
Value
Spain (continued)
EDP Renovaveis SA ....... (834) $ (15,930) 4.6%
(209,026)
Sweden
Getinge AB, Class B ....... (1,408) (26,235) 7.5
H & M Hennes & Mauritz AB,
Class B .............. (1,408) (23,682) 6.8
Hexagon AB, Class B ...... (7,976) (77,334) 22.2
Securitas AB, Class B ...... (1,162) (9,891) 2.8
Svenska Cellulosa AB SCA,
Class B .............. (8,236) (109,436) 31.4
Swedish Orphan Biovitrum AB . (3,593) (70,326) 20.2
(316,904)
Switzerland
ABB Ltd. (Registered) ...... (649) (26,043) 7.5
Adecco Group AG (Registered) (712) (29,017) 8.3
Bachem Holding AG ....... (58) (5,358) 1.5
Barry Callebaut AG (Registered) (28) (52,500) 15.1
EMS-Chemie Holding AG
(Registered) ........... (102) (85,134) 24.4
Swiss Prime Site AG
(Registered) ........... (621) (60,119) 17.3
(258,171)
United Kingdom
Admiral Group plc ......... (427) (11,658) 3.3
Hargreaves Lansdown plc ... (4,577) (50,078) 14.4
Rentokil Initial plc ......... (4,336) (35,357) 10.2
Severn Trent plc .......... (1,776) (58,207) 16.7
(155,300)
United States
AES Corp. (The) .......... (800) (17,304) 5.0
Alcoa Corp. ............. (743) (26,889) 7.7
Allstate Corp. (The) ........ (70) (7,888) 2.3
Alnylam Pharmaceuticals, Inc. . (186) (36,344) 10.4
American Electric Power Co.,
Inc. ................. (449) (38,048) 10.9
Analog Devices, Inc. ....... (153) (30,528) 8.8
Ball Corp. .............. (368) (21,598) 6.2
Bio-Techne Corp. ......... (616) (51,374) 14.7
Boeing Co. (The) ......... (369) (88,136) 25.3
Brown & Brown, Inc. ....... (908) (63,969) 18.4
Caesars Entertainment, Inc. .. (457) (26,972) 7.7
Campbell Soup Co. ........ (370) (16,953) 4.9
Catalent, Inc. ............ (1,674) (81,222) 23.3
Ceridian HCM Holding, Inc. .. (793) (56,152) 16.1
Charles River Laboratories
International, Inc. ....... (93) (19,487) 5.6
Charter Communications, Inc.,
Class A .............. (28) (11,345) 3.3
Citizens Financial Group, Inc. . (9) (290) 0.1
Cooper Cos., Inc. (The) ..... (297) (116,204) 33.3
Costco Wholesale Corp. ..... (40) (22,427) 6.4
CSL Ltd. ............... (12) (2,161) 0.6
Datadog, Inc., Class A ...... (148) (17,275) 5.0
Dominion Energy, Inc. ...... (85) (4,552) 1.3
Exact Sciences Corp. ...... (201) (19,606) 5.6
Fifth Third Bancorp ........ (730) (21,243) 6.1
First Citizens BancShares, Inc.,
Class A .............. (53) (75,859) 21.8
Ford Motor Co. ........... (4,635) (61,228) 17.6
Gen Digital, Inc. .......... (1,860) (36,177) 10.4
Generac Holdings, Inc. ..... (49) (7,531) 2.2
General Electric Co. ....... (128) (14,623) 4.2
Shares Value
% of Basket
Value
United States (continued)
Haleon plc .............. (5,947) $ (25,670) 7.4%
Hasbro, Inc. ............. (178) (11,492) 3.3
Hormel Foods Corp. ....... (4,537) (185,473) 53.2
Huntington Bancshares, Inc. .. (5,402) (66,120) 19.0
Huntington Ingalls Industries,
Inc. ................. (278) (63,848) 18.3
International Flavors &
Fragrances, Inc. ........ (414) (35,029) 10.0
Jacobs Solutions, Inc. ...... (234) (29,346) 8.4
KeyCorp ............... (3,415) (42,039) 12.1
Kimberly-Clark Corp. ....... (49) (6,326) 1.8
Kinder Morgan, Inc. ........ (4,095) (72,522) 20.8
Markel Group, Inc. ........ (7) (10,148) 2.9
Marvell Technology, Inc. ..... (179) (11,658) 3.3
Masimo Corp. ............ (61) (7,460) 2.1
Match Group, Inc. ......... (362) (16,837) 4.8
McCormick & Co., Inc. (Non-
Voting) .............. (205) (18,343) 5.3
Micron Technology, Inc. ..... (452) (32,268) 9.3
Palantir Technologies, Inc., Class
A .................. (1,726) (34,244) 9.8
PNC Financial Services Group,
Inc. (The) ............ (1,033) (141,407) 40.6
Pool Corp. .............. (11) (4,232) 1.2
Progressive Corp. (The) ..... (863) (108,721) 31.2
Revvity, Inc. ............. (289) (35,533) 10.2
Rivian Automotive, Inc., Class A (1,710) (47,264) 13.6
RPM International, Inc. ..... (268) (27,687) 7.9
Sealed Air Corp. .......... (1,148) (52,372) 15.0
Sherwin-Williams Co. (The) .. (205) (56,683) 16.3
Southwest Airlines Co. ...... (1,592) (54,383) 15.6
STERIS plc ............. (572) (129,015) 37.0
Targa Resources Corp. ..... (1,740) (142,663) 40.9
Target Corp. ............. (408) (55,680) 16.0
Teleflex, Inc. ............. (209) (52,495) 15.1
Tenaris SA .............. (3,495) (58,078) 16.7
Toast, Inc., Class A ........ (1,303) (28,757) 8.3
Tractor Supply Co. ........ (49) (10,976) 3.1
Truist Financial Corp. ....... (311) (10,331) 3.0
Tyler Technologies, Inc. ..... (319) (126,525) 36.3
Unity Software, Inc. ........ (895) (41,027) 11.8
US Bancorp ............. (848) (33,649) 9.7
VF Corp. ............... (1,389) (27,516) 7.9
Vimeo, Inc. ............. (1) (4) 0.0
(a)
Warner Bros Discovery, Inc. .. (765) (9,999) 2.9
WEC Energy Group, Inc. .... (200) (17,972) 5.2
Wolfspeed, Inc. ........... (1,511) (99,575) 28.6
ZoomInfo Technologies, Inc. .. (65) (1,662) 0.5
(3,036,414)
Zambia
First Quantum Minerals Ltd. .. (884) (26,219) 7.5
Preferred Securities
Germany
Porsche Automobil Holding SE
(Preference) .......... (1,288) (75,999) 21.8
Sartorius AG (Preference) ... (134) (55,286) 15.8
(131,285)
Total Reference Entity — Short ............ (8,361,236)
Net Value of Reference Entity — BNP Paribas SA $ (348,497)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
26
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 2,793 $ 86,923 (22.4) %
Cochlear Ltd. ............ 1,891 304,210 (78.3)
Coles Group Ltd. ......... 943 11,532 (3.0)
Telstra Group Ltd. ......... 47,056 134,684 (34.7)
537,349
Belgium
Elia Group SA ........... 262 32,259 (8.3)
Canada
AltaGas Ltd. ............. 3,679 72,623 (18.7)
ARC Resources Ltd. ....... 3,851 58,175 (15.0)
Brookfield Corp., Class A .... 646 22,550 (5.8)
Canadian Utilities Ltd., Class A 1,593 39,672 (10.2)
CGI, Inc. ............... 298 30,282 (7.8)
Descartes Systems Group, Inc.
(The) ............... 479 37,360 (9.6)
Dollarama, Inc. ........... 355 23,384 (6.0)
Element Fleet Management
Corp. ............... 1,727 27,857 (7.2)
Franco-Nevada Corp. ...... 829 120,969 (31.2)
Pembina Pipeline Corp. ..... 2,608 82,572 (21.3)
Royal Bank of Canada ...... 633 62,755 (16.2)
Sun Life Financial, Inc. ...... 577 30,367 (7.8)
Suncor Energy, Inc. ........ 1,189 37,203 (9.6)
645,769
China
BOC Hong Kong Holdings Ltd. 36,000 109,874 (28.3)
NXP Semiconductors NV .... 49 10,926 (2.8)
120,800
Denmark
Danske Bank A/S ......... 95 2,256 (0.6)
DSV A/S ............... 123 24,617 (6.3)
Novo Nordisk A/S, Class B ... 156 25,155 (6.5)
52,028
Finland
Elisa OYJ .............. 2,215 115,546 (29.8)
France
Amundi SA ............. 1,961 120,337 (31.0)
BNP Paribas SA .......... 160 10,552 (2.7)
Carrefour SA ............ 1,546 30,906 (8.0)
Cie de Saint-Gobain ....... 2,391 161,706 (41.7)
Eurazeo SE ............. 2,282 139,338 (35.9)
Ipsen SA ............... 695 87,589 (22.6)
La Francaise des Jeux SAEM . 305 11,644 (3.0)
Thales SA .............. 120 17,951 (4.6)
Wendel SE ............. 757 74,727 (19.2)
654,750
Germany
Allianz SE (Registered) ..... 117 27,963 (7.2)
Deutsche Bank AG (Registered) 5,039 55,858 (14.4)
Mercedes-Benz Group AG ... 259 20,684 (5.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 20 7,529 (2.0)
Shares Value
% of Basket
Value
Germany (continued)
Nemetschek SE .......... 534 $ 38,859 (10.0) %
150,893
Hong Kong
Power Assets Holdings Ltd. .. 3,500 18,344 (4.7)
Israel
Israel Discount Bank Ltd., Class
A .................. 4,334 22,956 (5.9)
Wix.com Ltd. ............ 314 29,617 (7.6)
52,573
Italy
Assicurazioni Generali SpA ... 4,552 96,960 (25.0)
Coca-Cola HBC AG ........ 684 20,125 (5.2)
Prysmian SpA ........... 1,874 74,726 (19.2)
191,811
Japan
Astellas Pharma, Inc. ....... 17,900 261,740 (67.4)
Central Japan Railway Co. ... 1,800 229,380 (59.1)
Daiwa House Industry Co. Ltd. 1,300 35,333 (9.1)
Dentsu Group, Inc. ........ 300 10,038 (2.6)
Fuji Electric Co. Ltd. ....... 900 40,689 (10.5)
Hitachi Ltd. ............. 1,800 117,836 (30.4)
Hulic Co. Ltd. ............ 11,000 93,656 (24.1)
Japan Post Insurance Co. Ltd. 1,600 25,856 (6.7)
Japan Tobacco, Inc. ....... 500 11,095 (2.9)
Kurita Water Industries Ltd. ... 1,200 48,258 (12.4)
MISUMI Group, Inc. ........ 800 14,635 (3.8)
Mitsubishi Corp. .......... 200 10,233 (2.6)
Mitsubishi HC Capital, Inc. ... 12,100 80,046 (20.6)
Nippon Express Holdings, Inc. . 500 29,316 (7.6)
Nisshin Seifun Group, Inc. ... 6,500 80,607 (20.8)
ORIX Corp. ............. 4,900 94,259 (24.3)
Otsuka Corp. ............ 700 29,150 (7.5)
Persol Holdings Co. Ltd. ..... 1,100 21,759 (5.6)
Sekisui Chemical Co. Ltd. .... 4,900 74,429 (19.2)
Seven & i Holdings Co. Ltd. .. 300 12,446 (3.2)
Shimadzu Corp. .......... 500 15,185 (3.9)
Shionogi & Co. Ltd. ........ 200 8,382 (2.2)
Suntory Beverage & Food Ltd. 800 28,478 (7.3)
TOPPAN, Inc. ............ 600 14,123 (3.6)
1,386,929
Netherlands
Koninklijke Ahold Delhaize NV . 896 30,884 (7.9)
Koninklijke KPN NV ........ 47,853 173,144 (44.6)
Shell plc ............... 4,301 130,354 (33.6)
334,382
Norway
DNB Bank ASA ........... 508 10,469 (2.7)
Equinor ASA ............ 663 20,280 (5.2)
30,749
Singapore
Jardine Cycle & Carriage Ltd. . 2,100 54,201 (13.9)
Singapore Telecommunications
Ltd. ................ 33,600 67,404 (17.3)
121,605
Spain
ACS Actividades de Construccion
y Servicios SA ......... 575 20,113 (5.2)
Amadeus IT Group SA ...... 246 17,647 (4.5)
Corp. ACCIONA Energias
Renovables SA ........ 1,066 33,553 (8.6)

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
27
Shares Value
% of Basket
Value
Spain (continued)
Iberdrola SA ............. 5,963 $ 74,427 (19.2) %
Naturgy Energy Group SA ... 2,019 61,561 (15.9)
207,301
Sweden
Assa Abloy AB, Class B ..... 217 5,217 (1.4)
Indutrade AB ............ 726 15,236 (3.9)
SKF AB, Class B .......... 304 5,792 (1.5)
Volvo Car AB, Class B ...... 9,731 48,100 (12.4)
74,345
Switzerland
Clariant AG (Registered) .... 1,980 32,445 (8.3)
Helvetia Holding AG
(Registered) ........... 1,049 155,234 (40.0)
Partners Group Holding AG .. 17 19,085 (4.9)
VAT Group AG ........... 9 3,825 (1.0)
210,589
United Kingdom
3i Group plc ............. 421 10,681 (2.7)
Auto Trader Group plc ...... 5,296 43,923 (11.3)
Barclays plc ............. 40,832 81,024 (20.9)
BP plc ................. 7,079 43,921 (11.3)
CK Hutchison Holdings Ltd. .. 22,000 135,681 (34.9)
InterContinental Hotels Group
plc ................. 29 2,143 (0.6)
Reckitt Benckiser Group plc .. 429 32,137 (8.3)
349,510
United States
AbbVie, Inc. ............. 74 11,069 (2.9)
Akamai Technologies, Inc. ... 108 10,206 (2.6)
Altria Group, Inc. .......... 565 25,662 (6.6)
American Express Co. ...... 439 74,138 (19.1)
Amgen, Inc. ............. 45 10,537 (2.7)
Archer-Daniels-Midland Co. .. 409 34,749 (9.0)
AutoZone, Inc. ........... 5 12,409 (3.2)
Best Buy Co., Inc. ......... 204 16,942 (4.4)
Booking Holdings, Inc. ...... 75 222,810 (57.4)
Boston Scientific Corp. ...... 202 10,474 (2.7)
Bristol-Myers Squibb Co. .... 904 56,220 (14.5)
BRP, Inc. ............... 631 58,049 (15.0)
CenterPoint Energy, Inc. .... 339 10,201 (2.6)
CH Robinson Worldwide, Inc. . 238 23,843 (6.1)
Cheniere Energy, Inc. ...... 11 1,780 (0.5)
Cigna Group (The) ........ 74 21,837 (5.6)
Coca-Cola Co. (The) ....... 164 10,157 (2.6)
CSX Corp. .............. 314 10,463 (2.7)
CVS Health Corp. ......... 151 11,278 (2.9)
Dentsply Sirona, Inc. ....... 1,286 53,395 (13.8)
Dover Corp. ............. 76 11,094 (2.9)
Dropbox, Inc., Class A ...... 3,476 93,678 (24.1)
DuPont de Nemours, Inc. .... 157 12,188 (3.1)
Eastman Chemical Co. ..... 45 3,851 (1.0)
Eaton Corp. plc ........... 65 13,346 (3.4)
Entergy Corp. ............ 5 514 (0.1)
Equitable Holdings, Inc. ..... 734 21,058 (5.4)
Exelon Corp. ............ 321 13,437 (3.5)
Expeditors International of
Washington, Inc. ........ 381 48,501 (12.5)
Fiserv, Inc. .............. 147 18,553 (4.8)
Fox Corp., Class A ........ 297 9,935 (2.6)
Gartner, Inc. ............. 39 13,790 (3.6)
Gilead Sciences, Inc. ....... 159 12,106 (3.1)
GoDaddy, Inc., Class A ..... 134 10,330 (2.7)
Shares Value
% of Basket
Value
United States (continued)
HP, Inc. ................ 326 $ 10,703 (2.8) %
HubSpot, Inc. ............ 18 10,450 (2.7)
Humana, Inc. ............ 29 13,248 (3.4)
Jazz Pharmaceuticals plc .... 351 45,777 (11.8)
JM Smucker Co. (The) ...... 71 10,696 (2.8)
Kroger Co. (The) .......... 671 32,637 (8.4)
Lamb Weston Holdings, Inc. .. 340 35,234 (9.1)
Lennar Corp., Class A ...... 15 1,902 (0.5)
LyondellBasell Industries NV,
Class A .............. 1,409 139,294 (35.9)
Masco Corp. ............ 201 12,197 (3.1)
McKesson Corp. .......... 40 16,096 (4.1)
Mohawk Industries, Inc. ..... 74 7,869 (2.0)
Moody's Corp. ........... 127 44,799 (11.5)
NIKE, Inc., Class B ........ 232 25,611 (6.6)
Nordson Corp. ........... 204 51,328 (13.2)
Norfolk Southern Corp. ..... 315 73,581 (19.0)
Nucor Corp. ............. 94 16,176 (4.2)
NVIDIA Corp. ............ 63 29,439 (7.6)
ON Semiconductor Corp. .... 101 10,883 (2.8)
PepsiCo, Inc. ............ 104 19,496 (5.0)
PPL Corp. .............. 419 11,535 (3.0)
Procter & Gamble Co. (The) .. 103 16,099 (4.1)
Prudential Financial, Inc. .... 8 772 (0.2)
SEI Investments Co. ....... 162 10,204 (2.6)
SS&C Technologies Holdings,
Inc. ................. 348 20,271 (5.2)
State Street Corp. ......... 162 11,735 (3.0)
Stellantis NV ............ 1,158 23,760 (6.1)
Teradyne, Inc. ........... 533 60,197 (15.5)
TJX Cos., Inc. (The) ....... 661 57,196 (14.7)
Valero Energy Corp. ....... 184 23,719 (6.1)
Viatris, Inc. .............. 1,056 11,120 (2.9)
Visa, Inc., Class A ......... 52 12,362 (3.2)
Walmart, Inc. ............ 179 28,615 (7.4)
West Pharmaceutical Services,
Inc. ................. 62 22,818 (5.9)
Yum! Brands, Inc. ......... 76 10,463 (2.7)
1,896,882
Total Reference Entity — Long ............ 7,184,414
Reference Entity — Short
Common Stocks
Australia
Qantas Airways Ltd. ....... (5,529) (24,293) 6.3
Belgium
KBC Group NV ........... (317) (23,859) 6.1
Brazil
Yara International ASA ...... (528) (21,565) 5.6
Canada
Barrick Gold Corp. ........ (386) (6,668) 1.7
Canadian Pacific Kansas City
Ltd. ................ (3,511) (288,889) 74.4
GFL Environmental, Inc. ..... (109) (3,722) 0.9
Keyera Corp. ............ (165) (4,130) 1.1
Northland Power, Inc. ...... (2,053) (39,716) 10.2
Pan American Silver Corp. ... (8,868) (150,103) 38.7
RB Global, Inc. ........... (1,116) (72,073) 18.6
Restaurant Brands International,
Inc. ................. (130) (9,952) 2.6
(575,253)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
28
Shares Value
% of Basket
Value
Chile
Lundin Mining Corp. ....... (6,171) $ (55,175) 14.2%
China
Xinyi Glass Holdings Ltd. .... (19,000) (31,618) 8.1
Finland
Stora Enso OYJ, Class R .... (2,048) (25,107) 6.5
France
Air Liquide SA ........... (135) (24,272) 6.2
Alstom SA .............. (353) (10,809) 2.8
Bollore SE .............. (1) (6) 0.0
(a)
EssilorLuxottica SA ........ (62) (12,473) 3.2
Getlink SE .............. (6,932) (121,846) 31.4
LVMH Moet Hennessy Louis
Vuitton SE ............ (45) (41,795) 10.8
Remy Cointreau SA ........ (327) (56,132) 14.5
Renault SA ............. (1,744) (76,599) 19.7
Sartorius Stedim Biotech .... (83) (25,968) 6.7
(369,900)
Germany
Brenntag SE ............ (141) (10,939) 2.8
Daimler Truck Holding AG ... (327) (12,272) 3.2
Evonik Industries AG ....... (89) (1,844) 0.5
Merck KGaA ............ (272) (47,797) 12.3
RWE AG ............... (271) (11,664) 3.0
Siemens Energy AG ....... (732) (12,401) 3.2
(96,917)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (21,400) 5.5
Hong Kong & China Gas Co.
Ltd. ................ (116,150) (99,640) 25.6
MTR Corp. Ltd. ........... (61,339) (282,668) 72.8
Techtronic Industries Co. Ltd. . (3,000) (34,082) 8.8
Wharf Real Estate Investment
Co. Ltd. .............. (24,000) (128,795) 33.2
(566,585)
Italy
Davide Campari-Milano NV .. (9,569) (128,692) 33.1
DiaSorin SpA ............ (764) (85,715) 22.1
FinecoBank Banca Fineco SpA (1,923) (29,859) 7.7
Intesa Sanpaolo SpA ....... (13,464) (38,933) 10.0
(283,199)
Japan
Azbil Corp. .............. (1,300) (41,022) 10.6
Canon, Inc. ............. (700) (18,092) 4.7
CyberAgent, Inc. .......... (4,900) (30,977) 8.0
Dai Nippon Printing Co. Ltd. .. (1,100) (31,269) 8.1
Daiichi Sankyo Co. Ltd. ..... (600) (18,480) 4.8
Fujitsu Ltd. .............. (100) (12,949) 3.3
Hitachi Construction Machinery
Co. Ltd. .............. (900) (27,008) 7.0
Ibiden Co. Ltd. ........... (100) (6,078) 1.6
Japan Airlines Co. Ltd. ...... (600) (12,990) 3.3
Kawasaki Kisen Kaisha Ltd. .. (2,500) (75,387) 19.4
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (46,965) 12.1
Koei Tecmo Holdings Co. Ltd. . (3,900) (66,733) 17.2
Komatsu Ltd. ............ (3,300) (92,448) 23.8
Konami Group Corp. ....... (300) (16,829) 4.3
Kyocera Corp. ........... (200) (10,762) 2.8
Lasertec Corp. ........... (100) (15,138) 3.9
Lixil Corp. .............. (3,900) (49,841) 12.8
Shares Value
% of Basket
Value
Japan (continued)
MINEBEA MITSUMI, Inc. .... (2,900) $ (53,716) 13.8%
Mitsubishi Heavy Industries Ltd. (500) (23,722) 6.1
Murata Manufacturing Co. Ltd. (3,600) (213,846) 55.1
Nippon Paint Holdings Co. Ltd. (2,900) (26,571) 6.8
Nippon Telegraph & Telephone
Corp. ............... (49,300) (56,533) 14.6
Nissan Motor Co. Ltd. ...... (2,300) (10,132) 2.6
Nomura Holdings, Inc. ...... (19,200) (79,430) 20.5
Oji Holdings Corp. ......... (6,100) (24,085) 6.2
Oriental Land Co. Ltd. ...... (1,700) (65,201) 16.8
SBI Holdings, Inc. ......... (600) (12,670) 3.3
Sekisui House Ltd. ........ (1,700) (34,683) 8.9
Sumitomo Metal Mining Co. Ltd. (5,900) (203,758) 52.5
Takeda Pharmaceutical Co. Ltd. (2,200) (67,265) 17.3
Toho Co. Ltd. ............ (1,600) (62,373) 16.1
Toshiba Corp. ............ (2,800) (90,401) 23.3
(1,597,354)
Macau
Galaxy Entertainment Group
Ltd. ................ (7,000) (51,097) 13.2
Netherlands
ASM International NV ...... (23) (10,927) 2.8
Heineken NV ............ (95) (9,299) 2.4
OCI NV ................ (245) (6,982) 1.8
(27,208)
Norway
Orkla ASA .............. (2,058) (16,239) 4.2
Salmar ASA ............. (2,372) (109,583) 28.2
(125,822)
Portugal
Galp Energia SGPS SA ..... (2,538) (33,729) 8.7
Singapore
Keppel Corp. Ltd. ......... (6,100) (33,875) 8.7
Sea Ltd., ADR ........... (235) (15,632) 4.0
Singapore Exchange Ltd. .... (3,100) (22,661) 5.8
(72,168)
Sweden
Atlas Copco AB, Class A .... (769) (10,924) 2.8
Boliden AB .............. (351) (10,323) 2.7
Embracer Group AB ....... (5,255) (15,083) 3.9
H & M Hennes & Mauritz AB,
Class B .............. (590) (9,924) 2.5
Kinnevik AB, Class B ....... (172) (2,347) 0.6
Sagax AB, Class B ........ (1,412) (31,354) 8.1
(79,955)
Switzerland
ABB Ltd. (Registered) ...... (728) (29,213) 7.5
Adecco Group AG (Registered) (134) (5,461) 1.4
BKW AG ............... (145) (25,947) 6.7
Cie Financiere Richemont SA,
Class A .............. (67) (10,789) 2.8
Givaudan SA (Registered) ... (9) (30,379) 7.8
Temenos AG (Registered) ... (252) (21,673) 5.6
Zurich Insurance Group AG .. (34) (16,439) 4.2
(139,901)
United Arab Emirates
NMC Health plc .......... (9,400) — 0.0
(a)

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
29
Shares Value
% of Basket
Value
United Kingdom
AstraZeneca plc .......... (270) $ (38,793) 10.0%
Croda International plc ...... (1,079) (81,695) 21.0
Diageo plc .............. (1,212) (52,894) 13.6
HSBC Holdings plc ........ (1,220) (10,134) 2.6
Imperial Brands plc ........ (440) (10,395) 2.7
Linde plc ............... (64) (25,003) 6.4
M&G plc ............... (8,190) (21,097) 5.4
Phoenix Group Holdings plc .. (5,961) (42,115) 10.8
Rentokil Initial plc ......... (29,598) (241,347) 62.2
Schroders plc ............ (19,139) (112,916) 29.1
Spirax-Sarco Engineering plc . (147) (20,994) 5.4
Unilever plc ............. (336) (18,054) 4.7
(675,437)
United States
Abbott Laboratories ........ (102) (11,356) 2.9
Amazon.com, Inc. ......... (77) (10,293) 2.7
Amcor plc .............. (1,878) (19,268) 5.0
American Electric Power Co.,
Inc. ................. (201) (17,033) 4.4
Amphenol Corp., Class A .... (441) (38,945) 10.0
Analog Devices, Inc. ....... (321) (64,049) 16.5
Aptiv plc ............... (92) (10,073) 2.6
Arthur J Gallagher & Co. .... (176) (37,805) 9.7
Avery Dennison Corp. ...... (225) (41,402) 10.7
Axon Enterprise, Inc. ....... (10) (1,859) 0.5
Baker Hughes Co. ......... (937) (33,535) 8.6
Bentley Systems, Inc., Class B (2,716) (146,338) 37.7
Bio-Rad Laboratories, Inc., Class
A .................. (29) (11,755) 3.0
Block, Inc., Class A ........ (131) (10,549) 2.7
BorgWarner, Inc. .......... (448) (20,832) 5.4
Carlisle Cos., Inc. ......... (40) (11,088) 2.9
Chevron Corp. ........... (76) (12,438) 3.2
Cincinnati Financial Corp. .... (91) (9,790) 2.5
Colgate-Palmolive Co. ...... (130) (9,914) 2.6
Corteva, Inc. ............ (470) (26,522) 6.8
Coterra Energy, Inc. ....... (448) (12,338) 3.2
Danaher Corp. ........... (191) (48,716) 12.5
Deere & Co. ............. (25) (10,740) 2.8
Dow, Inc. ............... (1,028) (58,051) 15.0
Duke Energy Corp. ........ (1,905) (178,346) 45.9
EPAM Systems, Inc. ....... (44) (10,420) 2.7
Estee Lauder Cos., Inc. (The),
Class A .............. (52) (9,360) 2.4
FMC Corp. .............. (356) (34,258) 8.8
Freeport-McMoRan, Inc. .... (231) (10,314) 2.7
Gen Digital, Inc. .......... (9,531) (185,378) 47.7
Generac Holdings, Inc. ..... (36) (5,533) 1.4
General Mills, Inc. ......... (767) (57,326) 14.8
Genuine Parts Co. ........ (137) (21,334) 5.5
Haleon plc .............. (898) (3,876) 1.0
Hilton Worldwide Holdings, Inc. (210) (32,653) 8.4
International Flavors &
Fragrances, Inc. ........ (130) (10,999) 2.8
International Paper Co. ..... (851) (30,687) 7.9
Jacobs Solutions, Inc. ...... (386) (48,408) 12.5
JPMorgan Chase & Co. ..... (136) (21,483) 5.5
Keurig Dr Pepper, Inc. ...... (409) (13,910) 3.6
Kinder Morgan, Inc. ........ (1,962) (34,747) 8.9
Knight-Swift Transportation
Holdings, Inc. .......... (211) (12,818) 3.3
Lear Corp. .............. (238) (36,833) 9.5
Lucid Group, Inc. ......... (5,854) (44,549) 11.5
Masimo Corp. ............ (263) (32,165) 8.3
Shares Value
% of Basket
Value
United States (continued)
Merck & Co., Inc. ......... (1,017) $ (108,463) 27.9%
Micron Technology, Inc. ..... (17) (1,214) 0.3
Moderna, Inc. ............ (332) (39,063) 10.1
Monday.com Ltd. ......... (144) (26,032) 6.7
Mondelez International, Inc.,
Class A .............. (747) (55,375) 14.3
Mosaic Co. (The) ......... (178) (7,255) 1.9
Netflix, Inc. .............. (25) (10,974) 2.8
NRG Energy, Inc. ......... (2,279) (86,579) 22.3
Okta, Inc. ............... (394) (30,283) 7.8
ONEOK, Inc. ............ (184) (12,335) 3.2
Oracle Corp. ............ (86) (10,082) 2.6
Pool Corp. .............. (27) (10,388) 2.7
Progressive Corp. (The) ..... (367) (46,235) 11.9
PTC, Inc. ............... (81) (11,811) 3.0
Revvity, Inc. ............. (85) (10,451) 2.7
Roper Technologies, Inc. .... (27) (13,312) 3.4
Sanofi ................. (162) (17,283) 4.5
Schlumberger NV ......... (205) (11,960) 3.1
Seagate Technology Holdings
plc ................. (275) (17,462) 4.5
Skyworks Solutions, Inc. .... (87) (9,950) 2.6
Southern Co. (The) ........ (3,632) (262,739) 67.7
Swiss Re AG ............ (93) (9,704) 2.5
Sysco Corp. ............. (1,123) (85,696) 22.1
Thermo Fisher Scientific, Inc. . (19) (10,425) 2.7
T-Mobile US, Inc. ......... (208) (28,656) 7.4
Tractor Supply Co. ........ (92) (20,607) 5.3
TransUnion ............. (198) (15,779) 4.1
Tyson Foods, Inc., Class A ... (1,210) (67,421) 17.4
Union Pacific Corp. ........ (47) (10,905) 2.8
UnitedHealth Group, Inc. .... (27) (13,672) 3.5
Vail Resorts, Inc. .......... (144) (33,911) 8.7
Verizon Communications, Inc. . (302) (10,292) 2.6
W R Berkley Corp. ........ (564) (34,793) 9.0
Walt Disney Co. (The) ...... (289) (25,689) 6.6
Waste Management, Inc. .... (59) (9,664) 2.5
Xcel Energy, Inc. .......... (159) (9,974) 2.6
(2,696,520)
Total Reference Entity — Short ............ (7,572,662)
Net Value of Reference Entity — Citibank NA .. $ (388,248)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Canada
Canadian Natural Resources
Ltd. ................ 390 23,717 10.2
Canadian Utilities Ltd., Class A 2,284 56,881 24.4
Franco-Nevada Corp. ...... 1,002 146,214 62.8
Hydro One Ltd. ........... 4,553 128,443 55.1
355,255
China
SITC International Holdings Co.
Ltd. ................ 7,000 15,338 6.6

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
30
Shares Value
% of Basket
Value
France
Bureau Veritas SA ......... 2,844 $ 78,107 33.5%
Engie SA ............... 1,810 29,694 12.8
Thales SA .............. 16 2,393 1.0
110,194
Germany
Deutsche Bank AG (Registered) 167 1,851 0.8
Hong Kong
CK Asset Holdings Ltd. ..... 28,500 165,046 70.9
CLP Holdings Ltd. ......... 3,500 28,529 12.2
Power Assets Holdings Ltd. .. 8,500 44,550 19.1
Swire Properties Ltd. ....... 8,000 20,075 8.6
258,200
Ireland
CRH plc ............... 274 16,322 7.0
Israel
Bank Leumi Le-Israel BM .... 2,876 22,958 9.9
Italy
Mediobanca Banca di Credito
Finanziario SpA ........ 6,664 88,808 38.1
Snam SpA .............. 25,212 132,534 56.9
221,342
Japan
MISUMI Group, Inc. ........ 400 7,318 3.1
Mitsubishi HC Capital, Inc. ... 20,300 134,292 57.6
Ricoh Co. Ltd. ........... 3,300 29,356 12.6
Sumitomo Realty & Development
Co. Ltd. .............. 800 21,439 9.2
192,405
Netherlands
Koninklijke KPN NV ........ 6,582 23,815 10.2
New Zealand
Spark New Zealand Ltd. ..... 11,740 37,798 16.2
Singapore
Singapore Telecommunications
Ltd. ................ 36,100 72,419 31.1
Switzerland
Kuehne + Nagel International AG
(Registered) ........... 193 60,389 25.9
United Kingdom
Auto Trader Group plc ...... 496 4,114 1.8
CK Hutchison Holdings Ltd. .. 2,500 15,418 6.6
19,532
United States
Applied Materials, Inc. ...... 1,281 194,187 83.4
Cadence Design Systems, Inc. 141 32,995 14.2
Copart, Inc. ............. 691 61,077 26.2
Dropbox, Inc., Class A ...... 8,884 239,424 102.8
Nordson Corp. ........... 107 26,922 11.5
NVR, Inc. ............... 42 264,870 113.7
Sirius XM Holdings, Inc. ..... 4,950 25,245 10.8
Yum! Brands, Inc. ......... 512 70,487 30.3
915,207
Total Reference Entity — Long ............ 2,323,025
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Ampol Ltd. .............. (619) $ (13,709) (5.9) %
Computershare Ltd. ........ (3,775) (63,666) (27.3)
EBOS Group Ltd. ......... (740) (17,733) (7.6)
Lendlease Corp. Ltd. ....... (8,514) (49,497) (21.3)
Reece Ltd. .............. (2,333) (30,807) (13.2)
SEEK Ltd. .............. (3,041) (50,998) (21.9)
(226,410)
Belgium
D'ieteren Group .......... (16) (2,794) (1.2)
Canada
Cameco Corp. ........... (3,055) (107,405) (46.1)
IGM Financial, Inc. ........ (2,807) (87,468) (37.6)
Ivanhoe Mines Ltd., Class A .. (6,931) (73,481) (31.5)
Rogers Communications, Inc.,
Class B .............. (4,053) (177,469) (76.2)
WSP Global, Inc. ......... (272) (37,469) (16.1)
(483,292)
China
ESR Group Ltd. .......... (6,200) (10,872) (4.7)
Xinyi Glass Holdings Ltd. .... (12,000) (19,969) (8.6)
(30,841)
France
Alstom SA .............. (46) (1,408) (0.6)
Hong Kong
Hang Seng Bank Ltd. ...... (800) (12,229) (5.2)
New World Development Co.
Ltd. ................ (8,000) (19,784) (8.5)
(32,013)
Italy
DiaSorin SpA ............ (577) (64,735) (27.8)
Intesa Sanpaolo SpA ....... (380) (1,099) (0.4)
(65,834)
Japan
Canon, Inc. ............. (1,200) (31,015) (13.3)
FANUC Corp. ............ (1,700) (52,007) (22.3)
Hikari Tsushin, Inc. ........ (300) (44,516) (19.1)
Kintetsu Group Holdings Co.
Ltd. ................ (1,100) (36,901) (15.8)
Nippon Yusen KK ......... (400) (9,731) (4.2)
Rakuten Group, Inc. ....... (10,700) (41,909) (18.0)
Sharp Corp. ............. (1,500) (8,919) (3.8)
Tokyu Corp. ............. (15,600) (197,928) (85.0)
(422,926)
Macau
Sands China Ltd. ......... (10,400) (40,066) (17.2)
Netherlands
Argenx SE .............. (58) (29,211) (12.5)
Norway
Orkla ASA .............. (6,739) (53,176) (22.8)
Singapore
Capitaland Investment Ltd. ... (19,800) (50,678) (21.8)
Singapore Technologies
Engineering Ltd. ........ (70,600) (198,210) (85.1)
(248,888)

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
31
Shares Value
% of Basket
Value
Switzerland
Bachem Holding AG ....... (8) $ (739) (0.3) %
United Kingdom
Liberty Global plc, Class A ... (3,328) (61,801) (26.5)
Smith & Nephew plc ....... (1,482) (22,546) (9.7)
(84,347)
United States
CyberArk Software Ltd. ..... (202) (33,534) (14.4)
Dominion Energy, Inc. ...... (109) (5,837) (2.5)
Hormel Foods Corp. ....... (946) (38,672) (16.6)
NextEra Energy, Inc. ....... (2,026) (148,506) (63.8)
NRG Energy, Inc. ......... (251) (9,535) (4.1)
Progressive Corp. (The) ..... (618) (77,856) (33.4)
Southern Co. (The) ........ (119) (8,608) (3.7)
Tradeweb Markets, Inc., Class A (262) (21,429) (9.2)
Vail Resorts, Inc. .......... (37) (8,713) (3.7)
WEC Energy Group, Inc. .... (172) (15,456) (6.6)
(368,146)
Total Reference Entity — Short ............ (2,090,091)
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ 232,934
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date August 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Canada
Canadian Imperial Bank of
Commerce ........... 83 3,656 0.4
Canadian Utilities Ltd., Class A 2,759 68,711 6.6
Empire Co. Ltd., Class A .... 7,738 210,137 20.2
Manulife Financial Corp. ..... 9,962 199,142 19.2
Power Corp. of Canada ..... 528 14,959 1.4
Toromont Industries Ltd. ..... 193 16,444 1.6
513,049
South Korea
HDC Holdings Co. Ltd. ...... 1 5 0.0
(a)
Switzerland
Novartis AG (Registered) .... 5,023 525,894 50.6
United States
Fortive Corp. ............ 1 78 0.0
(a)
Total Reference Entity — Long ............ 1,039,026
Reference Entity — Short
Common Stocks
United States
Lennar Corp., Class B ...... (1) (115) (0.0)
(b)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 1,038,911
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Cochlear Ltd. ............ 123 $ 19,787 (7.5) %
France
Cie de Saint-Gobain ....... 742 50,183 (19.1)
Hermes International ....... 16 35,412 (13.5)
85,595
Germany
Bayerische Motoren Werke AG 1,298 158,291 (60.2)
Continental AG ........... 140 11,177 (4.2)
169,468
Ireland
CRH plc ............... 2,992 178,236 (67.7)
Israel
Check Point Software
Technologies Ltd. ....... 35 4,627 (1.8)
Japan
TDK Corp. .............. 1,400 53,632 (20.4)
New Zealand
Spark New Zealand Ltd. ..... 8,384 26,993 (10.3)
Spain
Iberdrola SA ............. 4,020 50,176 (19.1)
United Kingdom
CK Hutchison Holdings Ltd. .. 11,000 67,841 (25.8)
United States
American International Group,
Inc. ................. 1,841 110,976 (42.2)
AMETEK, Inc. ........... 562 89,133 (33.9)
Apple, Inc. .............. 420 82,509 (31.4)
Archer-Daniels-Midland Co. .. 87 7,392 (2.8)
Bristol-Myers Squibb Co. .... 106 6,592 (2.5)
Cintas Corp. ............. 6 3,012 (1.1)
Coca-Cola Co. (The) ....... 463 28,674 (10.9)
eBay, Inc. .............. 334 14,866 (5.7)
Edwards Lifesciences Corp. .. 578 47,437 (18.0)
VeriSign, Inc. ............ 41 8,649 (3.3)
Yum! Brands, Inc. ......... 1,635 225,090 (85.6)
624,330
Total Reference Entity — Long ............ 1,280,685
Reference Entity — Short
Common Stocks
Australia
IDP Education Ltd. ........ (1,012) (16,959) 6.4
Northern Star Resources Ltd. . (1,399) (10,921) 4.2
Rio Tinto plc ............. (151) (9,981) 3.8
Westpac Banking Corp. ..... (1) (15) 0.0
(a)
(37,876)
Canada
GFL Environmental, Inc. ..... (1,277) (43,608) 16.6
IGM Financial, Inc. ........ (1,347) (41,973) 15.9
Ivanhoe Mines Ltd., Class A .. (5,984) (63,441) 24.1
Nuvei Corp. ............. (469) (15,994) 6.1
Rogers Communications, Inc.,
Class B .............. (1,905) (83,415) 31.7
(248,431)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
32
Shares Value
% of Basket
Value
Chile
Lundin Mining Corp. ....... (1,732) $ (15,486) 5.9%
China
Xinyi Glass Holdings Ltd. .... (21,000) (34,946) 13.3
Finland
Neste OYJ .............. (637) (23,451) 8.9
France
Vivendi SE .............. (1,373) (12,259) 4.7
Germany
RWE AG ............... (317) (13,643) 5.2
Siemens Energy AG ....... (633) (10,724) 4.1
(24,367)
Italy
DiaSorin SpA ............ (229) (25,692) 9.8
Japan
JSR Corp. .............. (800) (22,949) 8.7
Kao Corp. .............. (600) (22,795) 8.7
Kintetsu Group Holdings Co.
Ltd. ................ (900) (30,192) 11.5
Oji Holdings Corp. ......... (6,600) (26,059) 9.9
Sharp Corp. ............. (11,500) (68,381) 26.0
(170,376)
Netherlands
Ferrovial SE ............. (3,842) (127,320) 48.4
Norway
Gjensidige Forsikring ASA ... (3,104) (49,001) 18.6
Singapore
Capitaland Investment Ltd. ... (29,100) (74,481) 28.3
Singapore Technologies
Engineering Ltd. ........ (32,200) (90,402) 34.4
(164,883)
United Kingdom
Ashtead Group plc ........ (187) (13,835) 5.3
Vodafone Group plc ........ (23,878) (22,714) 8.6
(36,549)
Shares Value
% of Basket
Value
United States
Arthur J Gallagher & Co. .... (87) $ (18,688) 7.1%
Charter Communications, Inc.,
Class A .............. (25) (10,130) 3.8
Conagra Brands, Inc. ....... (567) (18,603) 7.1
CSL Ltd. ............... (122) (21,974) 8.3
Danaher Corp. ........... (72) (18,364) 7.0
Dow, Inc. ............... (180) (10,165) 3.9
General Mills, Inc. ......... (213) (15,920) 6.0
Genuine Parts Co. ........ (71) (11,056) 4.2
Hormel Foods Corp. ....... (2,221) (90,794) 34.5
IDEX Corp. ............. (70) (15,807) 6.0
International Flavors &
Fragrances, Inc. ........ (137) (11,592) 4.4
JPMorgan Chase & Co. ..... (111) (17,534) 6.7
Kellogg Co. ............. (149) (9,967) 3.8
Keurig Dr Pepper, Inc. ...... (651) (22,140) 8.4
Laboratory Corp. of America
Holdings ............. (52) (11,124) 4.2
Lucid Group, Inc. ......... (6,007) (45,713) 17.4
Marriott International, Inc., Class
A .................. (55) (11,100) 4.2
Mondelez International, Inc.,
Class A .............. (444) (32,914) 12.5
Newmont Corp. .......... (317) (13,606) 5.2
Packaging Corp. of America .. (115) (17,635) 6.7
Regeneron Pharmaceuticals,
Inc. ................. (24) (17,806) 6.8
Southwest Airlines Co. ...... (663) (22,648) 8.6
Target Corp. ............. (53) (7,233) 2.7
Thermo Fisher Scientific, Inc. . (19) (10,424) 4.0
Toro Co. (The) ........... (161) (16,366) 6.2
UnitedHealth Group, Inc. .... (58) (29,369) 11.2
Walt Disney Co. (The) ...... (117) (10,400) 4.0
Waste Management, Inc. .... (143) (23,422) 8.9
Xcel Energy, Inc. .......... (170) (10,664) 4.1
(573,158)
Total Reference Entity — Short ............ (1,543,795)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (263,110)
(a)
Rounds to less than 0.1%.
(b)
Amount is greater than (0.1)%.
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 11,931 $ (1,212) $ 91,829 $ —
OTC Swaps ................................................................... — — 38,838 (218,281)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
33
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 227,189 $ — $ 634,679 $ — $ 48,764 $ — $ 910,632
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,872,016 — — 2,872,016
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 91,829 — — — — 91,829
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 38,838 — — — 38,838
$ 227,189 $ 91,829 $ 673,517 $ 2,872,016 $ 48,764 $ — $ 3,913,315
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 217,029 $ — $ 50,164 $ — $ 4,108 $ — $ 271,301
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,220,599 — — 2,220,599
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 218,281 — — — 218,281
$ 217,029 $ — $ 268,445 $ 2,220,599 $ 4,108 $ — $ 2,710,181
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 3,095,652 $ — $ 8,603,994 $ — $ (1,395,021) $ — $ 10,304,625
Forward foreign currency exchange contracts .... — — — 7,187,305 — — 7,187,305
Options purchased
(a)
..................... — — — — 125,714 — 125,714
Options written ........................ — — — — (129,936) — (129,936)
Swaps .............................. — 134,911 9,794,844 — 709,076 — 10,638,831
$ 3,095,652 $ 134,911 $ 18,398,838 $ 7,187,305 $ (690,167) $ — $ 28,126,539
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (543,478) $ — $ (1,511,715) $ — $ 94,983 $ — $ (1,960,210)
Forward foreign currency exchange contracts .... — — — (286,932) — — (286,932)
Options purchased
(b)
..................... — — — — 115,771 — 115,771
Swaps .............................. — 998,349 (3,473,455) — — — (2,475,106)
$ (543,478) $ 998,349 $ (4,985,170) $ (286,932) $ 210,754 $ — $ (4,606,477)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
34
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 135,555,209
Average notional value of contracts — short ................................................................................. $ 106,353,361
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 252,436,553
Average amounts sold — in USD ........................................................................................ $ 213,330,125
Options
Average notional value of swaption contracts purchased ......................................................................... $ 11,886,612
Average notional value of swaption contracts written ........................................................................... $ 4,808,628
Credit default swaps
Average notional value — sell protection ................................................................................... $ 10,363,234
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 315,204,551
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instru ments $ 3,095,652
Futures contracts .................................................................................... $ 125,868 $ 59,410
Forward foreign currency exchange contracts ................................................................. 2,872,016 2,220,599
Swaps — centrally cleared .............................................................................. 6,303 —
Swaps — OTC
(a)
..................................................................................... 38,838 218,281
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 3,043,025 $ 2,498,290
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(132,171) (59,410)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,910,854 $ 2,438,880
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 33,348 $ — $ — $ — $ 33,348
Barclays Bank plc ................................ 28,915 (28,915) — — —
BNP Paribas SA ................................. 91,776 (91,776) — — —
Citibank NA .................................... 17,729 (17,729) — — —
Deutsche Bank AG ............................... 319,011 (204) — — 318,807
Goldman Sachs International ........................ 6,207 (6,207) — — —
HSBC Bank plc .................................. 223,164 (60,539) — — 162,625
JPMorgan Chase Bank NA .......................... 1,186,154 (1,186,154) — — —
JPMorgan Chase Bank NA
(e)
......................... 999,870 (601,871) — (397,999) —
Toronto Dominion Bank ............................ 587 (587) — — —
UBS AG ...................................... 3,879 (3,879) — — —
Westpac Banking Corp. ............................ 214 — — — 214
$ 2,910,854 $ (1,997,861) $ — $ (397,999) $ 514,994

Consolidated Schedule of Investments
(continued)
July 31, 2023
BlackRock Total Factor Fund
Consolidated Schedule of Investments
35
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
See notes to consolidated financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(f)
Barclays Bank plc ................................ $ 78,240 $ (28,915) $ — $ — $ 49,325
BNP Paribas SA ................................. 192,930 (91,776) — — 101,154
Citibank NA .................................... 84,463 (17,729) — — 66,734
Deutsche Bank AG ............................... 204 (204) — — —
Goldman Sachs Bank USA .......................... 13,931 — — — 13,931
Goldman Sachs International ........................ 72,538 (6,207) — — 66,331
HSBC Bank plc .................................. 60,539 (60,539) — — —
JPMorgan Chase Bank NA .......................... 1,218,811 (1,186,154) — — 32,657
JPMorgan Chase Bank NA
(e)
......................... 601,871 (601,871) — — —
Merrill Lynch International & Co. ...................... 47,091 — — (22,727) 24,364
Morgan Stanley & Co. International plc
(e)
................. 47,871 — — — 47,871
Toronto Dominion Bank ............................ 16,240 (587) — — 15,653
UBS AG ...................................... 4,151 (3,879) — — 272
$ 2,438,880 $ (1,997,861) $ — $ (22,727) $ 418,292
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations .............................. $ — $ 5,810,720 $ — $ 5,810,720
U.S. Treasury Obligations ................................... — 4,161,056 — 4,161,056
Short-Term Securities
Money Market Funds ...................................... 12,192,722 — — 12,192,722
$ 12,192,722 $ 9,971,776 $ — $ 22,164,498
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 227,189 $ — $ — $ 227,189
Credit contracts ........................................... — 91,829 — 91,829
Equity contracts ........................................... 2,303 671,214 — 673,517
Foreign currency exchange contracts ............................ — 2,872,016 — 2,872,016
Interest rate contracts ....................................... 48,764 — — 48,764
Liabilities
Commodity contracts ....................................... (217,029) — — (217,029)
Equity contracts ........................................... (18,320) (250,125) — (268,445)
Foreign currency exchange contracts ............................ — (2,220,599) — (2,220,599)
Interest rate contracts ....................................... (4,108) — — (4,108)
$ 38,799 $ 1,164,335 $ — $ 1,203,134
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Statement of Assets and Liabilities

July 31, 2023
2023
BlackRock Annual Report to Shareholders
36
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 9,971,776
Investments, at value — affiliated
(b)
.......................................................................................... 12,192,722
Cash ............................................................................................................. 1,067,172
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 3,136,000
Futures contracts .................................................................................................... 1,718,000
Centrally cleared swaps ................................................................................................ 177,000
Foreign currency, at value
(c)
............................................................................................... 1,897,357
Receivables: –
Swaps   .......................................................................................................... 278,002
Capital shares sold ................................................................................................... 89,326
Dividends — affiliated ................................................................................................. 47,541
Interest — unaffiliated ................................................................................................. 15,517
From the Manager ................................................................................................... 47,763
Variation margin on futures contracts ....................................................................................... 125,868
Variation margin on centrally cleared swaps .................................................................................. 6,303
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,872,016
OTC swaps ........................................................................................................ 38,838
Prepaid expenses ..................................................................................................... 77,704
Total assets .........................................................................................................
33,758,905
LIABILITIES
Due to broker ........................................................................................................ 51,561
Cash received: –
Collateral — OTC derivatives ............................................................................................ 515,323
Payables: –
Swaps   .......................................................................................................... 22,022
Accounting services fees ............................................................................................... 141,206
Administration fees ................................................................................................... 3,373
Capital shares redeemed ............................................................................................... 83,084
Investment advisory fees .............................................................................................. 6,470
Trustees' and Officer's fees ............................................................................................. 2,049
Other affiliate fees ................................................................................................... 5
Professional fees .................................................................................................... 74,405
Service and distribution fees ............................................................................................. 648
Transfer agent fees .................................................................................................. 43,920
Variation margin on futures contracts ....................................................................................... 59,410
Other accrued expenses ............................................................................................... 33,235
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,220,599
OTC swaps ........................................................................................................ 218,281
Total liabilities ........................................................................................................
3,475,591
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 30,283,314
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 44,129,946
Accumulated loss ..................................................................................................... (13,846,632)
NET ASSETS ........................................................................................................
$ 30,283,314
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 10,275,966
(b)
  Investments, at cost — affiliated .......................................................................................... $ 12,192,722
(c)
  Foreign currency, at cost ............................................................................................... $ 1,919,816

Consolidated Statement of Assets and Liabilities
(continued)
July 31, 2023
37
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 19,676,635
Shares outstanding ..................................................................................................
2,155,428
Net asset value .....................................................................................................
$ 9.13
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 2,542,665
Shares outstanding ..................................................................................................
281,125
Net asset value .....................................................................................................
$ 9.04
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 183,524
Shares outstanding ..................................................................................................
20,762
Net asset value .....................................................................................................
$ 8.84
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 7,880,490
Shares outstanding ..................................................................................................
861,443
Net asset value .....................................................................................................
$ 9.15
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Consolidated Statement of Operations

Year Ended July 31, 2023
2023
BlackRock Annual Report to Shareholders
38
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,180,259
Interest — unaffiliated ................................................................................................. 5,403,882
Total investment income .................................................................................................
6,584,141
EXPENSES
Investment advisory .................................................................................................. 896,659
Accounting services .................................................................................................. 317,524
Transfer agent — class specific .......................................................................................... 203,745
Registration ....................................................................................................... 203,010
Professional ....................................................................................................... 102,737
Administration ..................................................................................................... 76,216
Printing and postage ................................................................................................. 40,173
Administration — class specific .......................................................................................... 35,866
Custodian ......................................................................................................... 32,814
Service and distribution — class specific .................................................................................... 11,469
Trustees and Officer .................................................................................................. 8,862
Miscellaneous ...................................................................................................... 68,279
Total expenses .......................................................................................................
1,997,354
Less: –
Administration fees waived ............................................................................................. (3,350)
Administration fees waived by the Manager — class specific ....................................................................... (35,610)
Fees waived and/or reimbursed by the Manager ............................................................................... (847,630)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (121,372)
Total expenses after fees waived and/or reimbursed ..............................................................................
989,392
Net investment income ..................................................................................................
5,594,749
REALIZED AND UNREALIZED GAIN (LOSS) $ 15,526,852
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (14,973,807)
Forward foreign currency exchange contracts ............................................................................... 7,187,305
Foreign currency transactions ......................................................................................... 6,222
Futures contracts .................................................................................................. 10,304,625
Options written ................................................................................................... (129,936)
Swaps ......................................................................................................... 10,638,831
A
13,033,240
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 7,234,403
Forward foreign currency exchange contracts ............................................................................... (286,932)
Foreign currency translations .......................................................................................... (18,543)
Futures contracts .................................................................................................. (1,960,210)
Swaps ......................................................................................................... (2,475,106)
A
2,493,612
Net realized and unrealized gain ...........................................................................................
15,526,852
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 21,121,601

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,594,749  $ 2,067,511
Net realized gain (loss) .............................................................................. 13,033,240  (3,031,084)
Net change in unrealized appreciation (depreciation) .......................................................... 2,493,612  (11,016,537)
Net increase (decrease) in net assets resulting from operations ..................................................... 21,121,601  (11,980,110)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (14,262,774) (7,362,432)
  Investor A ...................................................................................... (324,840) (245,216)
  Investor C ...................................................................................... (11,536) (6,344)
  Class K ....................................................................................... (1,105,293) (1,467,551)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,704,443) (9,081,543)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (195,470,794) 27,256,860
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (190,053,636) 6,195,207
Beginning of year .................................................................................... 220,336,950  214,141,743
End of year ........................................................................................
$ 30,283,314  $ 220,336,950
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
40
BlackRock Total Factor Fund
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ............................
$ 8.71  $ 9.51  $ 8.78  $ 10.50  $ 10.18
Net investment income (loss)
(a)
..............................
0.26  0.08  (0.02) 0.09  0.16
Net realized and unrealized gain (loss) .........................
0.87  (0.51) 0.75  (1.51) 0.44
Net increase (decrease) from investment operations ................. 1.13  (0.43) 0.73  (1.42) 0.60
Distributions
(b)
– – – – –
From net investment income ...............................
(0.71) (0.37) —  (0.01) (0.24)
From net realized gain ....................................
—  —  —  (0.29) (0.04)
Total distributions ........................................ (0.71) (0.37) —  (0.30) (0.28)
Net asset value, end of year ................................ $ 9.13  $ 8.71  $ 9.51  $ 8.78  $ 10.50
Total Return
(c)
— — — — —
Based on net asset value ................................... 14.24% (4.85)% 8.31% (13.93)% 6.10%
Ratios to Average Net Assets
(d)
Total expenses ..........................................
1.11% 1.02% 0.96% 0.84% 1.29%
Total expenses after fees waived and/or reimbursed .................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income (loss) ................................
3.13% 0.90% (0.19)% 0.97% 1.55%
Supplemental Data
Net assets, end of year (000) ................................. $ 19,677  $ 178,571  $ 176,703  $ 265,507  $ 206,351
Portfolio turnover rate ...................................... 66%
(e)
101% 49% 166% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Consolidated Financial Highlights
BlackRock Total Factor Fund
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .............................
$ 8.62  $ 9.44  $ 8.74  $ 10.46  $ 10.15
Net investment income (loss)
(a)
...............................
0.24  0.05  (0.04) 0.07  0.13
Net realized and unrealized gain (loss) ..........................
0.86  (0.51) 0.74  (1.50) 0.44
Net increase (decrease) from investment operations .................. 1.10  (0.46) 0.70  (1.43) 0.57
Distributions
(b)
– – – – –
From net investment income ................................
(0.68) (0.36) —  (0.00)
(c)
(0.22)
From net realized gain .....................................
—  —  —  (0.29) (0.04)
Total distributions ......................................... (0.68) (0.36) —  (0.29) (0.26)
Net asset value, end of year ................................. $ 9.04  $ 8.62  $ 9.44  $ 8.74  $ 10.46
Total Return
(d)
— — — — —
Based on net asset value .................................... 13.99% (5.20)% 8.01% (14.07)% 5.80%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
1.49% 1.35% 1.31% 1.22% 1.65%
Total expenses after fees waived and/or reimbursed ..................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income (loss) .................................
2.87% 0.59% (0.46)% 0.73% 1.28%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,543  $ 5,144  $ 5,892  $ 6,916  $ 7,423
Portfolio turnover rate ....................................... 66%
(f)
101% 49% 166% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
42
BlackRock Total Factor Fund
Investor C
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .............................
$ 8.44  $ 9.28  $ 8.66  $ 10.40  $ 10.08
Net investment income (loss)
(a)
...............................
0.18  (0.01) (0.10) (0.01) 0.04
Net realized and unrealized gain (loss) ..........................
0.84  (0.50) 0.72  (1.48) 0.44
Net increase (decrease) from investment operations .................. 1.02  (0.51) 0.62  (1.49) 0.48
Distributions
(b)
– – – – –
From net investment income ................................
(0.62) (0.33) —  (0.00)
(c)
(0.12)
From net realized gain .....................................
—  —  —  (0.25) (0.04)
Total distributions ......................................... (0.62) (0.33) —  (0.25) (0.16)
Net asset value, end of year ................................. $ 8.84  $ 8.44  $ 9.28  $ 8.66  $ 10.40
Total Return
(d)
— — — — —
Based on net asset value .................................... 13.20% (5.88)% 7.16% (14.68)% 4.95%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
2.42% 2.22% 2.08% 1.92% 2.47%
Total expenses after fees waived and/or reimbursed ..................
1.53% 1.54% 1.54% 1.55% 1.55%
Net investment income (loss) .................................
2.23% (0.16)% (1.19)% (0.06)% 0.41%
Supplemental Data
Net assets, end of year (000) .................................. $ 184  $ 154  $ 221  $ 304  $ 608
Portfolio turnover rate ....................................... 66%
(f)
101% 49% 166% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Consolidated Financial Highlights
BlackRock Total Factor Fund
Class K
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ............................
$ 8.72  $ 9.52  $ 8.79  $ 10.51  $ 10.18
Net investment income (loss)
(a)
..............................
0.26  0.09  (0.02) 0.10  0.14
Net realized and unrealized gain (loss) .........................
0.89  (0.52) 0.75  (1.52) 0.47
Net increase (decrease) from investment operations ................. 1.15  (0.43) 0.73  (1.42) 0.61
Distributions
(b)
– – – – –
From net investment income ...............................
(0.72) (0.37) —  (0.01) (0.24)
From net realized gain ....................................
—  —  —  (0.29) (0.04)
Total distributions ........................................ (0.72) (0.37) —  (0.30) (0.28)
Net asset value, end of year ................................ $ 9.15  $ 8.72  $ 9.52  $ 8.79  $ 10.51
Total Return
(c)
— — — — —
Based on net asset value ................................... 14.39% (4.83)% 8.30% (13.89)% 6.23%
Ratios to Average Net Assets
(d)
Total expenses ..........................................
1.07% 0.92% 0.87% 0.77% 1.29%
Total expenses after fees waived and/or reimbursed .................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income (loss) ................................
3.12% 0.98% (0.18)% 1.08% 1.43%
Supplemental Data
Net assets, end of year (000) ................................. $ 7,880  $ 36,468  $ 31,325  $ 29,458  $ 18,383
Portfolio turnover rate ...................................... 66%
(e)
101% 49% 166% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
2023
BlackRock Annual Report to Shareholders
44
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On May 23, 2023, the Board of Trustees approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund. On September 22,
2023, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 29, 2023 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Strategic Risk Allocation Fund, Ltd.
(the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments. The Cayman Subsidiary enables  the
Fund  to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the
Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $ 1,047,583 , which is 3.5 %  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the
Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the  Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
46
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions,

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
48
subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $260 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
(“Independent Trustees”) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2023, the amount waived was $21,913.
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 9,937
Investor C ........................................................................................................ 1,532
$ 11,469
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 31,755 $ 795 $ 30 $ 3,286 $ 35,866
Institutional ............................................................................................................. $ 2,307
Investor A .............................................................................................................. 1 , 846
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 2 10 $ 23 8 $ 1 $ 13 4 $ 5 83
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 194,186 $ 6,842 $ 398 $ 2,319 $ 203,745

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
50
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $825,717 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Consolidated Statement of Operations. For the year ended July
31, 2023, the amount was $3,350.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the year ended July 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.55% 0.80% 1.55% 0.50%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 31,518 $ 113, 767
Investor A ..................................................................................... 792 4,981
Investor C ..................................................................................... 30 340
Class K ...................................................................................... 3,270 2,284
$ 35,610 $ 121, 372
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Factor Fund .............................................. $ 32,852,932 $ 85,036,875 $ 5,928,330 $ 20,774,940

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and the accounting for swap agreements.
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Fund Name
Year Ended
07/31/23
Year Ended
07/31/22
BlackRock Total Factor Fund
Ordinary income ........................................................................................... $ 15,704,443 $ 9,081,543
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Total Factor Fund ............................................... $ 12,140,518 $ (25,869,584) $ (117,566) $ (13,846,632)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 23,274,855 $ 3,200,177 $ (3,201,266) $ (1,089)

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
52
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and the following items were noted:
The Fund paid ordinary income distributions in the following amounts per share on September 19, 2023 to the shareholders of record on September 15, 2023.
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Factor Fund
Institutional
Shares sold .............................................
9,810,661 $ 81,905,892 5,265,156 $ 49,078,579
Shares issued in reinvestment of distributions ........................
1,780,609 14,253,035 764,492 7,323,832
Shares redeemed .........................................
(29,947,138) (260,515,760) (4,099,381) (37,425,622)
(18,355,868) $ (164,356,833) 1,930,267 $ 18,976,789
Investor A
Shares sold and automatic conversion of shares ......................
121,570 $ 1,043,088 147,294 $ 1,375,036
Shares issued in reinvestment of distributions ........................
40,568 322,212 25,609 243,546
Shares redeemed .........................................
(477,471) (4,076,498) (200,729) (1,826,725)
(315,333) $ (2,711,198) (27,826) $ (208,143)
Investor C
Shares sold .............................................
3,341 $ 28,156 1,080 $ 10,000
Shares issued in reinvestment of distributions ........................
1,479 11,536 679 6,344
Shares redeemed and automatic conversion of shares ..................
(2,261) (18,113) (7,355) (67,843)
2,559 $ 21,579 (5,596) $ (51,499)
Class K
Shares sold .............................................
156,419 $ 1,298,267 1,491,397 $ 14,103,314
Shares issued in reinvestment of distributions ........................
24,990 200,492 42,109 404,248
Shares redeemed .........................................
(3,502,303) (29,923,101) (641,135) (5,967,849)
(3,320,894) $ (28,424,342) 892,371 $ 8,539,713
(21,989,536) $ (195,470,794) 2,789,216 $ 27,256,860
Share Class Ordinary Income
Institutional ....................................................................................................... $ 5.638455
Investor A ........................................................................................................ 5.625615
Investor C ........................................................................................................ 5.581189
Class K ......................................................................................................... 5.663327

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
54
To the Board of Trustees of
BlackRock Funds and Shareholders of BlackRock Total Factor Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Total Factor Fund and its subsidiary (one of the funds constituting BlackRock Funds, referred to hereafter as the "Fund") as of July 31, 2023, the related consolidated statement of operations for the year ended July 31, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 26, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
Fund Name Federal Obligation Interest
BlackRock Total Factor Fund ........................................................................................... $ 2,408,735
Fund Name Interest Dividends
BlackRock Total Factor Fund ........................................................................................... $ 6,187,265
Fund Name
Interest-Related
Dividends
BlackRock Total Factor Fund ........................................................................................... $ 3,281,411

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2023
BlackRock Annual Report to Shareholders
56
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April
Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the
Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The
Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2023
BlackRock Annual Report to Shareholders
58
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 169 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 169 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College from 2006 to 2023;
Chief Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 169 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 169 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 169 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 169 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 169 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
60
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 169 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 169 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 169 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(Since 2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
62
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President (Since 2022) Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders
64
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-7/23-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
              Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$24,442	$23,300	$0	$0	$0	$0	$0	$0
BlackRock Total Factor Fund	$44,137	$42,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$0	$0
BlackRock Total Factor Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     __/s/ John M. Perlowski_______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     __/s/ John M. Perlowski________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 26, 2023

By:     __/s/ Trent Walker_____________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: September 26, 2023